Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	UNION SECURITY LIFE INSURANCE CO OF NEW YORK
Entity Central Index Key	0000914804
Document Type	S-1
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Post-Effective Amendment Number	5
Entity Filer Category	Non-accelerated Filer

Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investments:
Fixed maturity securities available-for-sale, at fair value (amortized cost - $106,729 in 2012 and $110,557 in 2011)	$ 122,114	$ 122,697
Equity securities available-for-sale, at fair value (cost - $6,144 in 2012 and $6,041 in 2011)	6,908	6,066
Commercial mortgage loans on real estate, at amortized cost	27,195	26,275
Policy loans	208	146
Short-term investments	2,126	3,111
Other investments	482	621
Total investments	159,033	158,916
Cash and cash equivalents	205	1,763
Premiums and accounts receivable	1,946	2,342
Reinsurance recoverables	166,780	158,049
Accrued investment income	1,502	1,625
Deferred acquisition costs	214	229
Goodwill	324	324
Other assets	13	14
Assets held in separate accounts	11,134	11,006
Total assets	341,151	334,268
Liabilities
Future policy benefits and expenses	136,447	125,894
Unearned premiums	3,256	3,855
Claims and benefits payable	116,068	128,430
Commissions payable	900	306
Reinsurance balances payable	64	48
Funds held under reinsurance	92	91
Deferred gain on disposal of businesses	2,659	3,096
Accounts payable and other liabilities	4,065	2,982
Due to affiliates	237	790
Deferred income taxes, net	1,565	373
Tax payable	466	64
Liabilities related to separate accounts	11,134	11,006
Total liabilities	276,953	276,935
Commitments and contingencies (Note 16)
Stockholder's equity
Common stock, par value $20 per share, 100,000 shares authorized, issued, and outstanding	2,000	2,000
Additional paid-in capital	45,133	45,133
Retained earnings	6,460	2,185
Accumulated other comprehensive income	10,605	8,015
Total stockholder's equity	64,198	57,333
Total liabilities and stockholder's equity	$ 341,151	$ 334,268

Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Balance Sheets
Fixed maturity securities available for sale, amortized cost (in dollars)	$ 106,729	$ 110,557
Equity securities available for sale, cost (in dollars)	$ 6,144	$ 6,041
Common stock, par value (in dollars per share)	$ 20	$ 20
Common stock, shares authorized	100,000	100,000
Common stock, shares issued	100,000	100,000
Common stock, shares outstanding	100,000	100,000

Statements of Operations (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Net earned premiums and other considerations	$ 30,077	$ 35,543	$ 38,641
Net investment income	7,561	8,249	7,891
Net realized gains on investments, excluding other-than-temporary impairment losses	371	320	61
Total other-than-temporary impairment losses	(6)	(40)	(124)
Portion of net loss recognized in other comprehensive income, before taxes	0	19	19
Net other-than-temporary impairment losses recognized in earnings	(6)	(21)	(105)
Amortization of deferred gain on disposal of businesses	436	480	(332)
Fees and other income	155	140	649
Total revenues	38,594	44,711	46,805
Benefits, losses and expenses
Policyholder benefits	19,617	32,214	20,445
Amortization of deferred acquisition costs	477	328	435
Underwriting, general and administrative expenses	11,977	10,618	13,357
Goodwill impairment	0	0	790
Total benefits, losses and expenses	32,071	43,160	35,027
Income before provision (benefit) for income taxes	6,523	1,551	11,778
Provision (benefit) for income taxes	1,639	(227)	4,050
Net income	$ 4,884	$ 1,778	$ 7,728

Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statements of Comprehensive Income
Net income	$ 4,884	$ 1,778	$ 7,728
Other comprehensive income:
Change in unrealized gains on securities, net of taxes of $(1,385), $(1,888), and $(532), respectively	2,573	3,507	989
Change in other-than-temporary impairment gains (losses) recognized in other comprehensive income, net of taxes of $(9), $(63), and $10, respectively	17	116	(17)
Total other comprehensive income	2,590	3,623	972
Total comprehensive income	$ 7,474	$ 5,401	$ 8,700

Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statements of Comprehensive Income
Net change in unrealized gains on securities, taxes	$ (1,385)	$ (1,888)	$ (532)
Net change in other-than-temporary impairment gains (losses) recognized in other comprehensive income, taxes	$ (9)	$ (63)	$ 10

Statements of Changes in Stockholder's Equity (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income
Balance at Dec. 31, 2009 (As Previously Reported)	$ 60,681	$ 2,000	$ 43,006	$ 12,255	$ 3,420
Balance (Effect of Change)	(195)	0	0	(195)	0
Balance at Dec. 31, 2009	60,486	2,000	43,006	12,060	3,420
Equity
Dividends	(15,000)	0	0	(15,000)	0
Capital contribution (Note 7)	0
Net income	7,728	0	0	7,728	0
Other comprehensive income	972	0	0	0	972
Balance at Dec. 31, 2010	54,186	2,000	43,006	4,788	4,392
Equity
Dividends	(4,381)	0	0	(4,381)	0
Capital contribution (Note 7)	2,127	0	2,127	0	0
Net income	1,778	0	0	1,778	0
Other comprehensive income	3,623	0	0	0	3,623
Balance at Dec. 31, 2011	57,333	2,000	45,133	2,185	8,015
Equity
Dividends	(609)	0	0	(609)	0
Capital contribution (Note 7)	0
Net income	4,884	0	0	4,884	0
Other comprehensive income	2,590	0	0	0	2,590
Balance at Dec. 31, 2012	$ 64,198	$ 2,000	$ 45,133	$ 6,460	$ 10,605

Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Operating activities
Net income	$ 4,884		$ 1,778		$ 7,728
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Change in reinsurance recoverable	(8,731)		(15,646)		(12,329)
Change in premiums and accounts receivable	(157)		1,093		(1,165)
Change in deferred acquisition costs	15		(69)		135
Change in accrued investment income	123		109		(149)
Change in insurance policy reserves and expenses	(2,408)		14,132		30,700
Change in accounts payable and other liabilities	1,083		(853)		103
Change in commissions payable	594		(2,089)		297
Change in reinsurance balances payable	16		(245)		(701)
Change in funds held under reinsurance	1		(3)		(10)
Amortization of deferred gain on disposal of businesses	(436)		(480)		332
Change in income taxes	199		33		(239)
Net realized (gains) losses on investments	(365)		(299)		44
Goodwill impairment	0		0		790
Other	11		132		141
Net cash (used in) provided by operating activities	(5,171)		(2,407)		25,677
Sales of:
Fixed maturity securities available-for-sale	6,691		33,860		8,619
Equity securities available-for-sale	2,057		2,232		635
Other invested assets	139		380		431
Maturities, prepayments, and scheduled redemption of:
Fixed maturity securities available-for-sale	10,984		10,147		6,140
Commercial mortgage loans on real estate	1,080		959		888
Purchase of:
Fixed maturity securities available-for-sale	(13,548)		(36,221)		(31,492)
Equity securities available-for-sale	(2,104)		(802)		(446)
Commercial mortgage loans on real estate	(2,000)		(975)		0
Change in short-term investments	985		(2,946)		3,726
Change in policy loans	(62)		(4)		(64)
Net cash provided by (used in) investing activities	4,222		6,630		(11,563)
Financing activities
Dividends paid	(609)		(4,381)		(15,000)
Net cash used in financing activities	(609)	[1]	(4,381)	[1]	(15,000)	[1]
Change in cash and cash equivalents	(1,558)		(158)		(886)
Cash and cash equivalents at beginning of period	1,763		1,921		2,807
Cash and cash equivalents at end of period	205		1,763		1,921
Supplemental information:
Income taxes paid, net of refunds received	$ 1,441		$ (260)		$ 4,289

[1]	During 2011, a $2,127 non-cash capital contribution in the form of a deferred tax asset was made from the Parent. See Note 7 for more information.

Statements of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statements of Cash Flows
Contributed capital	$ 0	$ 2,127	$ 0

Nature of Operations	12 Months Ended
Dec. 31, 2012
Nature of Operations
Nature of Operations

1.  NATURE OF OPERATIONS

Union Security Life Insurance Company of New York (the "Company") is a provider of life and health insurance products including group disability insurance, group dental insurance, group life insurance and credit insurance. The Company is a wholly-owned subsidiary of Assurant, Inc. (the "Parent"). The Parent's common stock is traded on the New York Stock Exchange under the symbol AIZ.

The Company is domiciled in New York and is qualified to sell life, health and annuity insurance in the state of New York.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Amounts are presented in United States of America ("U.S.") dollars and all amounts are in thousands, except for number of shares, per share amounts and number of securities in an unrealized loss position.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. The items on the Company's balance sheets affected by the use of estimates include but are not limited to, investments, premiums and accounts receivable, reinsurance recoverables, deferred acquisition costs ("DAC"), deferred income taxes and associated valuation allowances, goodwill, future policy benefits and expenses, unearned premiums, claims and benefits payable, deferred gain on disposal of businesses, and commitments and contingencies. The estimates are sensitive to market conditions, investment yields, mortality, morbidity, commissions and other acquisition expenses, policyholder behavior and other factors. Actual results could differ from the estimates recorded. The Company believes all amounts reported are reasonable and adequate.

Comprehensive Income

Comprehensive income is comprised of net income, net unrealized gains and losses on securities classified as available-for-sale and net unrealized gains and losses on other-than-temporarily impaired securities, less deferred income taxes.

Reclassifications

Certain prior period amounts have been reclassified to conform to the 2012 presentation.

Fair Value

The Company uses an exit price for its fair value measurements. An exit price is defined as the amount received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In measuring fair value, the Company gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. See Note 4 for further information.

Investments

Fixed maturity and equity securities are classified as available-for-sale, as defined in the investments guidance, and reported at fair value. If the fair value is higher than the amortized cost for fixed maturity securities or the purchase cost for equity securities, the excess is an unrealized gain; and, if lower than cost, the difference is an unrealized loss. Net unrealized gains and losses on securities classified as available-for-sale, less deferred income taxes, are included in accumulated other comprehensive income ("AOCI").

Commercial mortgage loans on real estate are reported at unpaid balances, adjusted for amortization of premium or discount, less allowance for losses. The allowance is based on management's analysis of factors including actual loan loss experience, specific events based on geographical, political or economic conditions, industry experience, loan groupings that have probable and estimable losses and individually impaired loan loss analysis. A loan is considered individually impaired when it becomes probable the Company will be unable to collect all amounts due, including principal and interest, according to the contractual terms of the loan agreement. Indicative factors of impairment include, but are not limited to, whether the loan is current, the value of the collateral and the financial position of the borrower. If a loan is individually impaired, the Company uses one of the following valuation methods based on the individual loan's facts and circumstances to measure the impairment amount: (1) the present value of expected future cash flows, (2) the loan's observable market price, or (3) the fair value of collateral. Changes in the allowance for loan losses are recorded in net realized losses on investments, excluding other-than-temporary impairment ("OTTI") losses.

The Company places loans on non-accrual status after 90 days of delinquent payments (unless the loans are both well secured and in the process of collection). A loan may be placed on non-accrual status before this time if information is available that suggests its impairment is probable.

Policy loans are reported at unpaid principal balances, which do not exceed the cash surrender value of the underlying policies.

Short-term investments include money market funds and short maturity investments. These amounts are reported at cost, which approximates fair value.

Other investments consist primarily of investments in certified capital companies ("CAPCOs"). The Company's CAPCOs consist of debt instruments that are recorded at amortized cost, which approximates fair value.

The Company monitors its investment portfolio to identify investments that may be other-than-temporarily impaired. In addition, securities, aggregated by issuer, whose market price is equal to 80% or less of their original purchase price or which had a discrete credit event resulting in the debtor defaulting or seeking bankruptcy protection are added to a potential write-down list, which is discussed at quarterly meetings attended by members of the Company's investment, accounting and finance departments. See Note 3 for further information.

Realized gains and losses on sales of investments are recognized on the specific identification basis.

Investment income is recorded as earned net of investment expenses. The Company uses the interest method to recognize interest income on its commercial mortgage loans.

The Company anticipates prepayments of principal in the calculation of the effective yield for mortgage-backed securities and structured securities. The retrospective method is used to adjust the effective yield.

Cash and Cash Equivalents

The Company considers cash on hand, all operating cash and working capital cash to be cash equivalents. These amounts are carried at cost, which approximates fair value. Cash balances are reviewed at the end of each reporting period to determine if negative cash balances exist. If negative cash balances do exist, the cash accounts are netted with other positive cash accounts of the same bank provided the right of offset exists between the accounts. If the right of offset does not exist, the negative cash balances are reclassified to accounts payable.

Uncollectible Receivable Balance

The Company maintains allowances for doubtful accounts for probable losses resulting from the inability to collect payments.

Reinsurance

Reinsurance recoverables include amounts related to paid benefits and estimated amounts related to unpaid policy and contract claims, future policyholder benefits and policyholder contract deposits. The cost of reinsurance is recognized over the terms of the underlying reinsured policies using assumptions consistent with those used to account for the policies. Amounts recoverable from reinsurers are estimated in a manner consistent with claim and claim adjustment expense reserves or future policy benefits reserves and are reported in the balance sheets. The cost of reinsurance related to long-duration contracts is recognized over the life of the underlying reinsured policies. The ceding of insurance does not discharge the Company's primary liability to insureds, thus a credit exposure exists to the extent that any reinsurer is unable to meet the obligation assumed in the reinsurance agreements. To mitigate this exposure to reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and holds collateral (in the form of funds withheld, trusts, and letters of credit) as security under the reinsurance agreements. An allowance for doubtful accounts is recorded on the basis of periodic evaluations of balances due from reinsurers (net of collateral), reinsurer solvency, management's experience and current economic conditions.

Funds withheld under reinsurance represent amounts contractually held from assuming companies in accordance with reinsurance agreements.

Reinsurance premiums assumed are calculated based upon payments received from ceding companies together with accrual estimates, which are based on both payments received and in force policy information received from ceding companies. Any subsequent differences arising on such estimates are recorded in the period in which they are determined.

Income Taxes

The Company reports its taxable income in a consolidated federal income tax return along with other affiliated subsidiaries of the Parent. Income tax expense or benefit is allocated among the affiliated subsidiaries by applying corporate income tax rates to taxable income or loss determined on a separate return basis according to a tax allocation agreement. Entities with losses record current tax benefits to the extent such losses are recognized in the consolidated federal tax return.

Current federal income taxes are recognized based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are recorded for temporary differences between the financial reporting basis and income tax basis of assets and liabilities, based on enacted tax laws and statutory tax rates applicable to the periods in which the Company expects the temporary differences to reverse. A valuation allowance is established for deferred tax assets when it is more likely than not that an amount will not be realized.

The Company classifies net interest expense related to tax matters and any applicable penalties as a component of income tax expense.

Deferred Acquisition Costs

Only direct incremental costs associated with the successful acquisition of new or renewal insurance contracts are deferred to the extent that such costs are deemed recoverable from future premiums or gross profits. Acquisition costs primarily consist of compensation to sales representatives.

Premium deficiency testing is performed annually and generally reviewed quarterly. Such testing involves the use of best estimate assumptions including the anticipation of investment income to determine if anticipated future policy premiums are adequate to recover all DAC and related claims, benefits and expenses. To the extent a premium deficiency exists, it is recognized immediately by a charge to the statements of operations and a corresponding reduction in DAC. If the premium deficiency is greater than unamortized DAC, a liability will be accrued for the excess deficiency.

Long Duration Contracts

Acquisition costs on Fortis Financial Group ("FFG") and Long-Term Care ("LTC") disposed businesses were written off when the businesses were sold.

Short Duration Contracts

Acquisition costs relating to group term life, group disability and group dental consist primarily of compensation to sales representatives. These acquisition costs are front-end loaded; thus, they are deferred and amortized over the estimated terms of the underlying contracts.

Goodwill

Goodwill represents the excess of acquisition costs over the net fair value of identifiable assets acquired and liabilities assumed in a business combination. Goodwill is deemed to have an indefinite life and is not amortized, but rather is tested at least annually for impairment. The Company reviews goodwill annually in the fourth quarter for impairment, or more frequently if indicators of impairment exist. The Company regularly assesses whether any indicators of impairment exist. Such indicators include, but are not limited to: significant adverse change in legal factors, adverse action or assessment by a regulator, unanticipated competition, loss of key personnel, or a significant decline in expected future cash flows due to changes in company-specific factors or the broader business climate. The evaluation of such factors requires considerable management judgment.

At the time of the annual goodwill test, the Company has the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step goodwill impairment test. The Company is required to perform step one if it determines qualitatively that it is more likely than not (that is, a likelihood of more than 50 percent) that the fair value is less than its carrying amount, including goodwill. Otherwise, no further testing is required.

If the Company does not take the option to perform the qualitative assessment or the qualitative assessment performed indicates that it is more likely than not that the fair value is less than the carrying value, the Company will then compare its estimated fair value with its net book value ("Step 1"). If the estimated fair value exceeds its net book value, goodwill is deemed not to be impaired, and no further testing is necessary. If the net book value exceeds its estimated fair value, the Company would perform a second test to measure the amount of impairment, if any. To determine the amount of any impairment, the Company would determine the implied fair value of goodwill in the same manner as if the Company were being acquired in a business combination ("Step 2"). Specifically, the Company would determine the fair value of all of the assets and liabilities, including any unrecognized intangible assets, in a hypothetical calculation that would yield the implied fair value of goodwill. If the implied fair value of goodwill is less than the recorded goodwill, the Company would record an impairment charge for the difference.

In 2012 and 2011, the Company did not take the option to perform a qualitative assessment, thus Step 1 was performed. We concluded that the estimated fair value exceeded its respective book value and therefore goodwill was not impaired. See Notes 4 and 13 for further information.

Other Assets

Other assets primarily include prepaid items and intangible assets. Other intangible assets that have finite lives, including but not limited to customer contracts, are amortized over their estimated useful lives. Other intangible assets deemed to have indefinite useful lives, primarily certain state licenses, are not amortized and are subject to at least annual impairment tests. At the time of the annual impairment test, the Company has the option to first assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test for indefinite-lived intangible assets. Impairment exists if the carrying amount of the indefinite-lived other intangible asset exceeds its fair value. For other intangible assets with finite lives, impairment is recognized if the carrying amount is not recoverable and exceeds the fair value of the other intangible asset. Generally other intangible assets with finite lives are only tested for impairment if there are indicators ("triggers") of impairment identified. Triggers include, but are not limited to, a significant adverse change in the extent, manner or length of time in which the other intangible asset is being used or a significant adverse change in legal factors or in the business climate that could affect the value of the other intangible asset. In certain cases, the Company does perform an annual impairment test for other intangible assets with finite lives even if there are no triggers present. There were no impairments of finite-lived or indefinite-lived other intangible assets in either 2012 or 2011.

Amortization expense is included in underwriting, general and administrative expenses in the statements of operations.

Separate Accounts

Assets and liabilities associated with separate accounts relate to considerations for variable annuity products for which the contract-holder, rather than the Company, bears the investment risk. Separate account assets (with matching liabilities) are reported at fair value. Revenues and expenses related to the separate account assets and liabilities, to the extent of benefits paid or provided to the separate account policyholders, are excluded from the amounts reported in the accompanying statements of operations because the accounts are administered by reinsurers.

Reserves

Reserves are established in accordance with GAAP, using generally accepted actuarial methods. Factors used in their calculation include experience derived from historical claim payments and actuarial assumptions. Such assumptions and other factors include trends, the incidence of incurred claims, the extent to which all claims have been reported, and internal claims processing charges. The process used in computing reserves cannot be exact, particularly for liability coverage, since actual claim costs are dependent upon such complex factors as inflation, changes in doctrines of legal liabilities and damage awards. The methods of making such estimates and establishing the related liabilities are periodically reviewed and updated.

Reserves do not represent an exact calculation of exposure, but instead represent our best estimates of what we expect the ultimate settlement and administration of a claim or group of claims will cost based on facts and circumstances known at the time of calculation. The adequacy of reserves may be impacted by future trends in claims severity, frequency, judicial theories of liability and other factors. These variables are affected by both external and internal events, including but not limited to: changes in the economic cycle, changes in the social perception of the value of work, emerging medical perceptions regarding physiological or psychological causes of disability, emerging health issues and new methods of treatment or accommodation, inflation, judicial trends, legislative changes and claims handling procedures.

Many of these items are not directly quantifiable. Reserve estimates are refined as experience develops. Adjustments to reserves, both positive and negative, are reflected in the statements of operations of the period in which such estimates are updated. Because establishment of reserves is an inherently uncertain process involving estimates of future losses, there can be no certainty that ultimate losses will not exceed existing claims reserves. Future loss development could require reserves to be increased, which could have a material adverse effect on our earnings in the periods in which such increases are made. However, based on information currently available, we believe our reserve estimates are adequate.

Long Duration Contracts

The Company's long duration contracts include traditional life insurance policies no longer offered and policies disposed of via reinsurance (FFG and long-term care contracts).

Future policy benefits and expense reserves for LTC and the traditional life insurance contracts no longer offered, are equal to the present value of future benefits to policyholders plus related expenses less the present value of the future net premiums. These amounts are estimated based on assumptions as to the expected investment yield, inflation, mortality, morbidity and withdrawal rates as well as other assumptions that are based on the Company's experience. These assumptions reflect anticipated trends and include provisions for possible unfavorable deviations.

Risks related to the reserves recorded for policies under FFG, LTC and life insurance no longer offered have been 100% ceded via reinsurance. While the Company has not been released from the contractual obligation to the policyholders, changes in and deviations from economic mortality, morbidity, and expense assumptions used in the calculation of these reserves will not directly affect our results of operations unless there is a default by the assuming reinsurer.

Short Duration Contracts

The Company's short duration contracts include group term life contracts, group disability contracts, medical contracts, dental contracts and credit life and disability contracts. For short duration contracts, claims and benefits payable reserves are recorded when insured events occur. The liability is based on the expected ultimate cost of settling the claims. The claims and benefits payable reserves include: (1) case reserves for known but unpaid claims as of the balance sheet date; (2) incurred but not reported ("IBNR") reserves for claims where the insured event has occurred but has not been reported to the Company as of the balance sheet date; and (3) loss adjustment expense reserves for the expected handling costs of settling the claims.

For group disability, the case reserves and the IBNR reserves are recorded at an amount equal to the net present value of the expected future claims payments. Group long-term disability and group term life waiver of premiums reserves are discounted to the valuation date at the valuation interest rate. The valuation interest rate is reviewed quarterly by taking into consideration actual and expected earned rates on our asset portfolio. Group long-term disability and group term life reserve adequacy studies are performed annually, and morbidity and mortality assumptions are adjusted where appropriate.

Changes in the estimated liabilities are recorded as a charge or credit to policyholder benefits as estimates are revised.

Deferred Gain on Disposal of Businesses

The Company recorded a deferred gain on disposal of businesses utilizing reinsurance. On March 1, 2000, the Company sold its LTC business using a coinsurance contract. On April 2, 2001, the Company sold its FFG business using coinsurance and a modified coinsurance contract. Since the form of sale did not discharge the Company's primary liability to the insureds, the gain on these disposals was deferred and reported as a liability. The liability is decreased and recognized as revenue over the estimated life of the contracts' terms. The Company reviews and evaluates the estimates affecting the deferred gain on disposal of businesses annually or when significant information affecting the estimates becomes known to the Company, and adjusts the revenue accordingly. Based on the Company's annual review in the fourth quarters of 2012 and 2011, there were no adjustments to the estimates affecting the deferred gain.

Premiums

Long Duration Contracts

Premiums for LTC insurance and life insurance contracts no longer offered are recognized as revenue when due from the policyholder. For investment-type annuity contracts within FFG, revenues consist of charges assessed against policy balances. For the FFG and LTC businesses previously sold and life insurance contracts no longer offered, all revenue is ceded.

Short Duration Contracts

The Company's short duration contracts are those on which the Company recognizes revenue on a pro-rata basis over the contract term. The Company's short duration contracts primarily include group term life, group disability, dental and credit life and disability.

Total Other-Than-Temporary Impairment Losses

For debt securities with credit losses and non-credit losses or gains, total OTTI losses is the total of the decline in fair value from either the most recent OTTI determination or a prior period end in which the fair value declined until the current period end valuation date. This amount does not include any securities that had fair value increases. For equity securities and debt securities that the Company has the intent to sell or if it is more likely than not that it will be required to sell for equity securities that have an OTTI or for debt securities if there are only credit losses, total other-than-temporary impairment losses is the total amount by which the fair value of the security is less than its amortized cost basis at the period end valuation date and the decline in fair value is deemed to be other-than-temporary.

Fees and Other Income

The Company derives fees and other income from providing administrative services. These fees are recognized monthly when services are performed.

Underwriting, General and Administrative Expenses

Underwriting, general and administrative expenses consist primarily of commissions, premium taxes, licenses, fees, salaries and personnel benefits and other general operating expenses.

Leases

The Company records expenses for operating leases on a straight-line basis over the lease term.

Contingencies

The Company evaluates each contingent matter separately. A loss contingency is recorded if reasonably estimable and probable. The Company establishes reserves for these contingencies at the best estimate, or if no one estimated number within the range of possible losses is more probable than any other, the Company records an estimated reserve at the low end of the estimated range. Contingencies affecting the Company primarily relate to litigation matters which are inherently difficult to evaluate and are subject to significant changes. The Company believes the contingent amounts recorded are adequate and reasonable.

Recent Accounting Pronouncements — Adopted

On September 30, 2012, the Company adopted the amended intangibles-goodwill and other guidance. This guidance allows an entity to first assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test for indefinite-lived intangible assets. Under this amended guidance, an entity would not be required to calculate the fair value of an indefinite-lived intangible asset, unless the entity determines, based on qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The amended guidance includes a number of events and circumstances for an entity to consider in conducting the qualitative assessment and did not have an impact on the Company's financial position or results of operations.

On January 1, 2012, the Company adopted the guidance on fair value measurement. This amended guidance changes certain fair value measurement principles and expands required disclosures to include quantitative and qualitative information about unobservable inputs in Level 3 measurements to achieve common fair value measurement and disclosure requirements in GAAP and International Financial Reporting Standards. The adoption of this guidance did not have an impact on the Company's financial position or results of operations.

On January 1, 2012, the Company adopted the amendments to existing guidance on accounting for costs associated with acquiring or renewing insurance contracts. The amendments modified the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts. Under this amended guidance, only direct incremental costs associated with successful insurance contract acquisitions or renewals are deferrable. This guidance was adopted retrospectively and has been applied to all prior period financial information contained in these Financial Statements. As of January 1, 2010, the beginning of the earliest period presented, the cumulative effect adjustment recorded to reflect this guidance resulted in a decrease of $195 in total stockholder's equity.

The effect of adoption of this new guidance on the December 31, 2011 consolidated balance sheet was as follows:

	As Previously Reported	Effect of Change	As Currently Reported
Deferred acquisition costs	$549	$(320)	$229
Total assets	334,588	(320)	334,268
Deferred income taxes, net	485	(112)	373
Total liabilities	277,047	(112)	276,935
Retained earnings	2,393	(208)	2,185
Total stockholder's equity	57,541	(208)	57,333
Total liabilities and stockholder's equity	334,588	(320)	334,268

The effect of adoption of this new guidance on the December 31, 2010 balance sheet was as follows:

	As Previously Reported	Effect of Change	As Currently Reported
Deferred acquisition costs	$461	$(301)	$160
Total assets	321,866	(301)	321,565
Deferred income taxes, net	450	(106)	344
Total liabilities	267,485	(106)	267,379
Retained earnings	4,983	(195)	4,788
Total stockholder's equity	54,381	(195)	54,186
Total liabilities and stockholder's equity	321,866	(301)	321,565

The effect of adoption of this new guidance on the statement of operations for the year ended December 31, 2011 was as follows:

	As Previously Reported	Effect of Change	As Currently Reported
Amortization of deferred acquisition costs	$778	$(450)	$328
Underwriting, general and administrative expenses	10,149	469	10,618
Total benefits, losses and expenses	43,141	19	43,160
Income before provision for income taxes	1,570	(19)	1,551
Provision for income taxes	(221)	(6)	(227)
Net income	1,791	(13)	1,778

The effect of adoption of this new guidance on the statement of operations for the year ended December 31, 2010 was as follows:

	As Previously Reported	Effect of Change	As Currently Reported
Amortization of deferred acquisition costs	$831	$(396)	$435
Underwriting, general and administrative expenses	12,961	396	13,357

On December 31, 2011, the Company adopted the new guidance related to the presentation of comprehensive income. This guidance provides two alternatives for presenting comprehensive income. An entity can report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. Each component of net income and each component of other comprehensive income, together with totals for comprehensive income and its two parts, net income and other comprehensive income, are displayed under either alternative. The statement(s) are to be presented with equal prominence as the other primary financial statements. The new guidance eliminates the Company's previously applied option to report other comprehensive income and its components in the statement of changes in stockholder's equity. The guidance does not change the items that constitute net income or other comprehensive income, and does not change when an item of other comprehensive income must be reclassified to net income. The Company chose to early adopt this guidance and therefore is reporting comprehensive income in a separate but consecutive statement, with full retrospective application as required by the guidance. The adoption of the new presentation requirements did not have an impact on the Company's financial position or results of operations.

On October 1, 2011, the Company adopted the amended intangibles-goodwill and other guidance. This guidance allows an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Under this amended guidance, an entity would not be required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The amended guidance includes a number of events and circumstances for an entity to consider in conducting the qualitative assessment. The Company chose to early adopt the revised standard and applied the amended guidance to its fourth quarter annual goodwill impairment test. The adoption of the amended guidance results in a change to the procedures for assessing goodwill impairment and did not have an impact on the Company's financial position or results of operations. See Notes 2 and 13 for more information.

Recent Accounting Pronouncements — Not Yet Adopted

In July 2011, the Financial Accounting Standards Board ("FASB") issued amendments to the other expenses guidance to address how health insurers should recognize and classify in their income statements fees mandated by the Affordable Care Act. The Affordable Care Act imposes an annual fee on health insurers for each calendar year beginning on or after January 1, 2014. The amendments specify that the liability for the fee should be estimated and recorded in full once the entity provides qualifying health insurance in the applicable calendar year in which the fee is payable with a corresponding deferred cost that is amortized to expense ratably over the calendar year during which it is payable. The guidance is effective for calendar years beginning after December 31, 2013, when the fee initially becomes effective. Therefore, the Company is required to adopt this guidance on January 1, 2014. The Company is currently evaluating the requirements of the amendments and the potential impact on the Company's financial position and results of operations.

Investments	12 Months Ended
Dec. 31, 2012
Investments
Investments

3.  INVESTMENTS

The following tables show the cost or amortized cost, gross unrealized gains and losses, fair value and OTTI of our fixed maturity and equity securities as of the dates indicated:

	December 31, 2012
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI
Fixed maturity securities:
United States Government and government agencies and authorities	$540	$257	$0	$797	$0
States, municipalities and political subdivisions	26,527	3,654	0	30,181	0
Foreign governments	255	148	0	403	0
Commercial mortgage-backed	1,343	111	0	1,454	0
Residential mortgage-backed	7,888	923	(1)	8,810	127
Corporate	70,176	10,332	(39)	80,469	41
Total fixed maturity securities	$106,729	$15,425	$(40)	$122,114	$168
Equity securities:
Non-redeemable preferred stocks	$6,144	$869	$(105)	$6,908	$0

	December 31, 2011
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI
Fixed maturity securities:
United States Government and government agencies and authorities	$509	$238	$0	$747	$0
States, municipalities and political subdivisions	26,993	3,461	0	30,454	0
Foreign governments	755	123	0	878	0
Asset-backed	90	2	0	92	0
Commercial mortgage-backed	1,951	95	0	2,046	0
Residential mortgage-backed	8,418	788	0	9,206	115
Corporate	71,841	7,623	(190)	79,274	27
Total fixed maturity securities	$110,557	$12,330	$(190)	$122,697	$142
Equity securities:
Non-redeemable preferred stocks	$6,041	$459	$(434)	$6,066	$0

Our states, municipalities and political subdivisions holdings are highly diversified across the United States, with no individual state's exposure (including both general obligation and revenue securities) exceeding 3% of the overall investment portfolio as of December 31, 2012 and December 31, 2011. At December 31, 2012 and December 31, 2011, the securities include general obligation and revenue bonds issued by states, cities, counties, school districts and similar issuers, including $7,368 and $7,359, respectively, of advance refunded or escrowed-to-maturity bonds (collectively referred to as "pre-refunded bonds"), which are bonds for which an irrevocable trust has been established to fund the remaining payments of principal and interest. As of December 31, 2012 and December 31, 2011, revenue bonds account for 53% of the holdings. Excluding pre-refunded bonds, college & university, highway, water, sales tax and miscellaneous (which includes bond banks, finance authorities and appropriations) provide for 90% and 82% of the revenue sources, as of December 31, 2012 and December 31, 2011, respectively.

The Company's largest European investment exposure in its corporate fixed maturity and equity securities is the country of the United Kingdom. The United Kingdom represents approximately 6% and 5% of our corporate securities as of December 31, 2012 and December 31, 2011, respectively. No other European country represented more than 2% of our corporate securities as of December 31, 2012 and 2011. All the European investments are denominated in U.S. dollars. The Company's international investments are managed as part of our overall portfolio with the same approach to risk management and focus on diversification.

The cost or amortized cost and fair value of fixed maturity securities at December 31, 2012 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because issuers of the securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	Cost or Amortized Cost	Fair Value
Due in one year or less	$5,501	$5,618
Due after one year through five years	18,355	20,063
Due after five years through ten years	25,905	29,568
Due after ten years	47,737	56,601
Total	97,498	111,850
Commercial mortgage-backed	1,343	1,454
Residential mortgage-backed	7,888	8,810
Total	$106,729	$122,114

Major categories of net investment income were as follows:

	Years Ended December 31,
	2012	2011	2010
Fixed maturity securities	$5,735	$6,354	$5,868
Equity securities	412	512	543
Commercial mortgage loans on real estate	1,604	1,545	1,585
Policy loans	13	3	17
Short-term investments	0	2	10
Other investments	42	65	101
Cash and cash equivalents	0	1	2
Total investment income	7,806	8,482	8,126
Investment expenses	(245)	(233)	(235)
Net investment income	$7,561	$8,249	$7,891

No material investments of the Company were non-income producing for the years ended December 31, 2012, 2011, and 2010.

The following table summarizes the proceeds from sales of available-for-sale securities and the gross realized gains and gross realized losses that have been included in earnings as a result of those sales.

	For the Years Ended December 31,
	2012	2011	2010
Proceeds from sales	$8,748	$36,092	$9,254
Gross realized gains	471	1,387	250
Gross realized losses	77	1,057	42

For securities sold at a loss during 2012, the average period of time these securities were trading continuously at a price below book value was approximately 50 months.

The following table sets forth the net realized gains (losses), including other-than-temporary impairments, recognized in the statement of operations as follows:

	Years Ended December 31,
	2012	2011	2010
Net realized gains (losses) related to sales and other:
Fixed maturity securities	$309	$466	$196
Equity securities	62	(136)	12
Commercial mortgage loans on real estate	0	(10)	(147)
Total net realized gains related to sales and other	371	320	61
Net realized losses related to other-than-temporary impairments:
Fixed maturity securities	0	(21)	(98)
Equity securities	(6)	0	(7)
Total net realized losses related to other-than-temporary impairments	(6)	(21)	(105)
Total net realized gains (losses)	$365	$299	$(44)

Other-Than-Temporary Impairments

The Company follows the OTTI guidance which requires entities to separate an OTTI of a debt security into two components when there are credit related losses associated with the impaired debt security for which the Company asserts that it does not have the intent to sell, and it is more likely than not that it will not be required to sell before recovery of its cost basis. Under the OTTI guidance, the amount of the OTTI related to a credit loss is recognized in earnings, and the amount of the OTTI related to other, non-credit, factors (e.g., interest rates, market conditions, etc.) is recorded as a component of other comprehensive income. In instances where no credit loss exists but the Company intends to sell the security or it is more likely than not that the Company will have to sell the debt security prior to the anticipated recovery, the decline in market value below amortized cost is recognized as an OTTI in earnings. In periods after the recognition of an OTTI on debt securities, the Company accounts for such securities as if they had been purchased on the measurement date of the OTTI at an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in earnings. For debt securities for which OTTI was recognized in earnings, the difference between the new amortized cost basis and the cash flows expected to be collected will be accreted or amortized into net investment income.

For the twelve months ended December 31, 2012, the Company recorded $6 of OTTI all of which was related to credit losses and recorded as net OTTI losses recognized in earnings. For the twelve months ended December 31, 2011, the Company recorded $40 of OTTI, of which $21 was related to credit losses and recorded as net OTTI losses recognized in earnings, with the remaining amount, $19, related to all other factors and was recorded as an unrealized loss component of AOCI.

The following table sets forth the amount of credit loss impairments recognized within the results of operations on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in AOCI, and the corresponding changes in such amounts.

	Years Ended December 31,
	2012	2011	2010
Balance, beginning of year	$1,573	$1,639	$1,827
Additions for credit loss impairments recognized in the current period on securities not previously impaired	0	20	0
Additions for credit loss impairments recognized in the current period on securities previously impaired	0	1	0
Reductions for securities which the amount previously recognized in other comprehensive income was recognized in earnings because the entity intends to sell the security	0	0	(9)
Reductions for increases in cash flows expected to be collected that are recognized over the remaining life of the security	(6)	(6)	(5)
Reductions for credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period	(71)	(81)	(174)
Balance, end of year	$1,496	$1,573	$1,639

We regularly monitor our investment portfolio to ensure investments that may be other-than-temporarily impaired are identified in a timely fashion, properly valued, and charged against earnings in the proper period. The determination that a security has incurred an other-than-temporary decline in value requires the judgment of management. Assessment factors include, but are not limited to, the length of time and the extent to which the market value has been less than cost, the financial condition and rating of the issuer, whether any collateral is held, the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery for equity securities and the intent to sell or whether it is more likely than not that the Company will be required to sell for fixed maturity securities. Inherently, there are risks and uncertainties involved in making these judgments. Changes in circumstances and critical assumptions such as a continued weak economy, a more pronounced economic downturn or unforeseen events which affect one or more companies, industry sectors, or countries could result in additional impairments in future periods for other-than-temporary declines in value. Any equity security whose price decline is deemed other-than-temporary is written down to its then current market value with the amount of the impairment reported as a realized loss in that period. The impairment of a fixed maturity security that the Company has the intent to sell or that it is more likely than not that the Company will be required to sell is deemed other-than-temporary and is written down to its market value at the balance sheet date with the amount of the impairment reported as a realized loss in that period. For all other-than-temporarily impaired fixed maturity securities that do not meet either of these two criteria, the Company is required to analyze its ability to recover the amortized cost of the security by calculating the net present value of projected future cash flows. For these other-than-temporarily impaired fixed maturity securities, the net amount recognized in earnings is equal to the difference between the amortized cost of the fixed maturity security and its net present value.

The Company considers different factors to determine the amount of projected future cash flows and discounting methods for corporate debt and residential and commercial mortgage-backed or asset-backed securities. For corporate debt securities, the split between the credit and non-credit losses is driven principally by assumptions regarding the amount and timing of projected future cash flows. The net present value is calculated by discounting the Company's best estimate of projected future cash flows at the effective interest rate implicit in the security at the date of acquisition. For residential and commercial mortgage-backed and asset-backed securities, cash flow estimates, including prepayment assumptions, are based on data from widely accepted third-party data sources or internal estimates. In addition to prepayment assumptions, cash flow estimates vary based on assumptions regarding the underlying collateral including default rates, recoveries and changes in value. The net present value is calculated by discounting the Company's best estimate of projected future cash flows at the effective interest rate implicit in the fixed maturity security prior to impairment at the balance sheet date. The discounted cash flows become the new amortized cost basis of the fixed maturity security.

In periods subsequent to the recognition of an OTTI, the Company generally accretes the discount (or amortizes the reduced premium) into net investment income, up to the non-discounted amount of projected future cash flows, resulting from the reduction in cost basis, based upon the amount and timing of the expected future cash flows over the estimated period of cash flows.

The investment category and duration of the Company's gross unrealized losses on fixed maturity securities and equity securities at December 31, 2012 and 2011 were as follows:

	December 31, 2012
	Less than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturity securities:
Residential mortgage-backed	$547	$(1)	$0	$0	$547	$(1)
Corporate	4,726	(37)	554	(2)	5,280	(39)
Total fixed maturity securities	$5,273	$(38)	$554	$(2)	$5,827	$(40)
Equity securities:
Non-redeemable preferred stocks	$394	$(3)	$472	$(102)	$866	$(105)
	December 31, 2011
	Less than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturity securities:
Corporate	$2,909	$(62)	$419	$(128)	$3,328	$(190)
Equity securities:
Non-redeemable preferred stocks	$841	$(89)	$1,083	$(345)	$1,924	$(434)

Total gross unrealized losses represent less than 3% and 12% of the aggregate fair value of the related securities at December 31, 2012 and 2011, respectively. Approximately 28% and 24% of these gross unrealized losses have been in a continuous loss position for less than twelve months at December 31, 2012 and 2011, respectively. The total gross unrealized losses are comprised of 16 and 26 individual securities at December 31, 2012 and 2011, respectively. In accordance with its policy described above, the Company concluded that for these securities an adjustment to its results of operations for other-than-temporary impairments of the gross unrealized losses was not warranted at December 31, 2012 and 2011. These conclusions were based on a detailed analysis of the underlying credit and expected cash flows of each security. As of December 31, 2012, the gross unrealized losses that have been in a continuous loss position for twelve months or more were concentrated in the Company's non-redeemable preferred stocks. The non-redeemable preferred stocks are perpetual preferred securities that have characteristics of both debt and equity securities. To evaluate these securities, we apply an impairment model similar to that used for our fixed maturity securities. As of December 31, 2012, the Company did not intend to sell these securities and it was not more likely than not that the Company would be required to sell them and no underlying cash flow issues were noted. Therefore, the Company did not recognize an OTTI on those perpetual preferred securities that had been in a continuous unrealized loss position for twelve months or more. As of December 31, 2012, the Company did not intend to sell the fixed maturity securities and it was not more likely than not that the Company would be required to sell the securities before the anticipated recovery of their amortized cost basis. The gross unrealized losses are primarily attributable to widening credit spreads associated with an underlying shift in overall credit risk premium.

The cost or amortized cost and fair value of available-for-sale fixed maturity securities in an unrealized loss position at December 31, 2012, by contractual maturity, is shown below.

	Cost or Amortized Cost	Fair Value
Due after one year through five years	$2,162	$2,145
Due after five years through ten years	2,601	2,581
Due after ten years	556	554
Total	5,319	5,280
Residential mortgage-backed	548	547
Total	$5,867	$5,827

The Company has exposure to sub-prime and related mortgages within our fixed maturity security portfolio. At December 31, 2012, approximately 3.0% of the residential mortgage-backed holdings had exposure to sub-prime mortgage collateral. This represented approximately 0.2% of the total fixed income portfolio and 0.8% of the total unrealized gain position. The one security with sub-prime exposure is below investment grade. All residential mortgage-backed securities, including those with sub-prime exposure, are reviewed as part of the ongoing other-than-temporary impairment monitoring process.

The Company has made commercial mortgage loans, collateralized by the underlying real estate, on properties located throughout the U.S. At December 31, 2012, approximately 47% of the outstanding principal balance of commercial mortgage loans was concentrated in the states of California, Texas, and New York. Although the Company has a diversified loan portfolio, an economic downturn could have an adverse impact on the ability of its debtors to repay their loans. The outstanding balance of commercial mortgage loans range in size from $396 to $2,469 at December 31, 2012 and from $407 to $2,532 at December 31, 2011.

Credit quality indicators for commercial mortgage loans are loan-to-value and debt-service coverage ratios. Loan-to-value and debt-service coverage ratios are measures commonly used to assess the credit quality of commercial mortgage loans. The loan-to-value ratio compares the principal amount of the loan to the fair value of the underlying property collateralizing the loan, and is commonly expressed as a percentage. The debt-service coverage ratio compares a property's net operating income to its debt-service payments and is commonly expressed as a ratio. The loan-to-value and debt-service coverage ratios are generally updated annually in the third quarter.

The following summarizes our loan-to-value and average debt-service coverage ratios as of the dates indicated:

	December 31, 2012
	Carrying Value	% of Gross Mortgage Loans	Debt- Service Coverage ratio
Loan-to-Value
70% and less	$20,657	74.6%	2.11
71 - 80%	1,284	4.6%	1.52
81 - 95%	5,766	20.8%	1.09
Gross commercial mortgage loans	27,707	100.0%	1.87
Less valuation allowance	(512)
Net commercial mortgage loans	$27,195
	December 31, 2011
	Carrying Value	% of Gross Mortgage Loans	Debt- Service Coverage ratio
Loan-to-Value
70% and less	$16,706	62.4%	2.09
71 - 80%	3,133	11.7%	1.37
81 - 95%	5,692	21.2%	1.27
Greater than 95%	1,256	4.7%	0.80
Gross commercial mortgage loans	26,787	100.0%	1.77
Less valuation allowance	(512)
Net commercial mortgage loans	$26,275

All commercial mortgage loans that are individually impaired have an established mortgage loan valuation allowance for losses. Changing economic conditions affect our valuation of commercial mortgage loans. Changing vacancies and rents are incorporated into the discounted cash flow analysis that we perform for monitored loans and may contribute to the establishment of (or an increase or decrease in) a commercial mortgage loan valuation allowance for losses. In addition, we continue to monitor the entire commercial mortgage loan portfolio to identify risk. Areas of emphasis are properties that have exposure to earthquakes, have deteriorating credits or have experienced a reduction in debt-service coverage ratio. Where warranted, we have established or increased a valuation allowance based upon this analysis.

The commercial mortgage loan valuation allowance for losses was $512 at December 31, 2012 and 2011. In 2011, the loan valuation allowance was increased $10. The change in the valuation allowance in 2011was related to changing economic conditions and geographic concentrations.

The Company has fixed maturities of $797 and $747 at December 31, 2012 and 2011, respectively, on deposit with various governmental authorities as required by law.

Fair Value Disclosures	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures
Fair Value Disclosures

4.  FAIR VALUE DISCLOSURES

Fair Values, Inputs and Valuation Techniques for Financial Assets and Liabilities Disclosures

The fair value measurements and disclosure guidance defines fair value and establishes a framework for measuring fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In accordance with this guidance, the Company has categorized its recurring basis financial assets and liabilities into a three-level fair value hierarchy based on the priority of the inputs to the valuation technique.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

The levels of the fair value hierarchy are described below:

•  Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company can access.

•  Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly, for substantially the full term of the asset. Level 2 inputs include quoted prices for similar assets in active markets, quoted prices for identical or similar assets in markets that are not active and inputs other than quoted prices that are observable in the marketplace for the asset. The observable inputs are used in valuation models to calculate the fair value for the asset.

•  Level 3 inputs are unobservable but are significant to the fair value measurement for the asset, and include situations where there is little, if any, market activity for the asset. These inputs reflect management's own assumptions about the assumptions a market participant would use in pricing the asset.

A review of fair value hierarchy classifications is conducted on a quarterly basis. Changes in the observability of valuation inputs may result in a reclassification of levels for certain securities within the fair value hierarchy.

The following tables present the Company's fair value hierarchy for assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 and 2011. The amounts presented below for Assets and Liabilities held in separate accounts differ from the amounts presented in the balance sheets because only certain investments or certain assets and liabilities within these line items are measured at estimated fair value. The fair value amount and the majority of the associated levels presented for Assets and Liabilities held in separate accounts are received directly from third parties.

The following tables present the Company's fair value hierarchy for those recurring basis assets and liabilities as of December 31, 2012 and 2011.

	December 31, 2012
	Total	Level 1		Level 2		Level 3
Financial Assets
Fixed maturity securities:
United States Government and government agencies and authorities	$797	$0		$797		$0
State, municipalities and political subdivisions	30,181	0		30,181		0
Foreign governments	403	0		403		0
Commercial mortgage-backed	1,454	0		1,454		0
Residential mortgage-backed	8,810	0		8,810		0
Corporate	80,469	0		78,986		1,483
Equity securities:
Non-redeemable preferred stocks	6,908	0		6,907		1
Short-term investments	2,126	2,126	(b)	0		0
Assets held in separate accounts	11,105	8,009	(a)	3,096	(c)	0
Total financial assets	$142,253	$10,135		$130,634		$1,484
Financial Liabilities
Liabilities related to separate accounts	$11,105	$8,009	(a)	$3,096	(c)	$0

	December 31, 2011
	Total	Level 1		Level 2		Level 3
Financial Assets
Fixed maturity securities:
United States Government and government agencies and authorities	$747	$0		$747		$0
State, municipalities and political subdivisions	30,454	0		30,454		0
Foreign governments	878	0		878		0
Asset-backed	92	0		92		0
Commercial mortgage-backed	2,046	0		2,046		0
Residential mortgage-backed	9,206	0		9,206		0
Corporate	79,274	0		77,214		2,060
Equity securities:
Non-redeemable preferred stocks	6,066	0		6,065		1
Short-term investments	3,111	3,111	(b)	0		0
Assets held in separate accounts	10,939	7,854	(a)	3,085	(c)	0
Total financial assets	$142,813	$10,965		$129,787		$2,061
Financial Liabilities
Liabilities related to separate accounts	$10,939	$7,854	(a)	$3,085	(c)	$0

(a)  Mainly includes mutual funds.

(b)  Mainly includes money market funds.

(c)  Mainly includes fixed maturity securities.

There were no transfers between Level 1 and Level 2 financial assets during the period. However, there were transfers between Level 2 and Level 3 financial assets during the period, which are reflected in the "Transfers in" and "Transfers out" columns below. Transfers between Level 2 and Level 3 most commonly occur when market observable inputs that were previously available become unavailable in the current period. The remaining unpriced securities are submitted to independent brokers who provide non-binding broker quotes or are priced by other qualified sources.

The following tables summarize the change in balance sheet carrying value associated with Level 3 financial assets carried at fair value during the years ended December 31, 2012 and 2011:

	Year Ended December 31, 2012
	Balance, beginning of period	Total losses (realized/ unrealized) included in earnings	Net unrealized gains included in stockholder's equity	Sales	Transfers out (1)	Balance, end of period
Fixed maturity securities
Corporate	$2,060	$(11)	$52	$(618)	$0	$1,483
Equity securities
Non-redeemable preferred stocks	1	0	1	0	(1)	1
Total level 3 assets	$2,061	$(11)	$53	$(618)	$(1)	$1,484
	Year Ended December 31, 2011
	Balance, beginning of period	Total losses (realized/ unrealized) included in earnings	Net unrealized gains included in stockholder's equity	Sales	Transfers in (1)	Balance, end of period
Fixed maturity securities
Corporate	$1,187	$(19)	$91	$(281)	$1,082	$2,060
Equity securities
Non-redeemable preferred stocks	0	0	1	0	0	1
Total level 3 assets	$1,187	$(19)	$92	$(281)	$1,082	$2,061

(1)  Transfers are primarily attributable to changes in the availability of observable market information and re-evaluation of the observability of pricing inputs.

Three different valuation techniques can be used in determining fair value for financial assets and liabilities: the market, income or cost approaches. The three valuation techniques described in the fair value measurements and disclosures guidance are consistent with generally accepted valuation methodologies. The market approach valuation techniques use prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. When possible, quoted prices (unadjusted) in active markets are used as of the period-end date (such as for mutual funds and money market funds). Otherwise, valuation techniques consistent with the market approach including matrix pricing and comparables are used. Matrix pricing is a mathematical technique employed principally to value debt securities without relying exclusively on quoted prices for those securities but rather by relying on the securities' relationship to other benchmark quoted securities. Market approach valuation techniques often use market multiples derived from a set of comparables. Multiples might lie in ranges with a different multiple for each comparable. The selection of where within the range the appropriate multiple falls requires judgment, considering both qualitative and quantitative factors specific to the measurement.

Income approach valuation techniques convert future amounts, such as cash flows or earnings, to a single present amount, or a discounted amount. These techniques rely on current market expectations of future amounts as of the period-end date. Examples of income approach valuation techniques include present value techniques, option-pricing models, binomial or lattice models that incorporate present value techniques, and the multi-period excess earnings method.

Cost approach valuation techniques are based upon the amount that would be required to replace the service capacity of an asset at the period-end date, or the current replacement cost. That is, from the perspective of a market participant (seller), the price that would be received for the asset is determined based on the cost to a market participant (buyer) to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

While not all three approaches are applicable to all financial assets or liabilities, where appropriate, one or more valuation techniques may be used. For all the classes of financial assets and liabilities included in the above hierarchy, the market valuation technique is generally used. For the years ended December 31, 2012 and 2011, the application of the valuation technique applied to the Company's classes of financial assets and liabilities has been consistent.

Level 1 Securities

The Company's investments and liabilities classified as Level 1 as of December 31, 2012 and 2011, consisted of mutual funds and money market funds that are publicly listed and/or actively traded in an established market.

Level 2 Securities

The Company's Level 2 securities are valued using various observable market inputs obtained from a pricing service. The pricing service prepares estimates of fair value measurements for our Level 2 securities using proprietary valuation models based on techniques such as matrix pricing which include observable market inputs. The fair value measurements and disclosures guidance defines observable market inputs as the assumptions market participants would use in pricing the asset or liability developed on market data obtained from sources independent of the Company. The extent of the use of each observable market input for a security depends on the type of security and the market conditions at the balance sheet date. Depending on the security, the priority of the use of observable market inputs may change as some observable market inputs may not be relevant or additional inputs may be necessary. The following observable market inputs ("standard inputs"), listed in the approximate order of priority, are utilized in the pricing evaluation of Level 2 securities: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research data. Further details for level 2 investment types follow:

United States Government and government agencies and authorities: United States government and government agencies and authorities securities are priced by our pricing vendor utilizing standard inputs. Included in this category are U.S. Treasury securities which are priced using vendor trading platform data in addition to the standard inputs.

State, municipalities and political subdivisions: State, municipalities and political subdivisions securities are priced by our pricing service utilizing material event notices and new issue data inputs in addition to the standard inputs.

Foreign governments: Foreign government securities are priced by our pricing service utilizing standard inputs. The pricing service also evaluates each security based on relevant market information including relevant credit information, perceived market movements and sector news.

Commercial mortgage-backed, residential mortgage-backed and asset-backed: Commercial mortgage-backed, residential mortgage-backed and asset-backed securities are priced by our pricing vendor utilizing monthly payment information and collateral performance information in addition to standard inputs. Additionally, commercial mortgage-backed securities and asset-backed securities utilize new issue data while residential mortgage-backed securities utilize vendor trading platform data.

Corporate: Corporate securities are priced by our pricing vendor utilizing standard inputs. Non-investment grade securities within this category are priced by our pricing vendor utilizing observations of equity and credit default swap curves related to the issuer in addition to standard inputs.

Non-redeemable preferred stocks: Non-redeemable preferred stocks are priced by our pricing vendor utilizing observations of equity and credit default swap curves related to the issuer in addition to standard inputs.

Short-term investments and assets/liabilities held in separate accounts: To price the fixed maturity securities in these categories, the pricing service utilizes the standard inputs.

Valuation models used by the pricing service can change period to period, depending on the appropriate observable inputs that are available at the balance sheet date to price a security. When market observable inputs are unavailable to the pricing service, the remaining unpriced securities are submitted to independent brokers who provide non-binding broker quotes or are priced by other qualified sources. If the Company cannot corroborate the non-binding broker quotes with Level 2 inputs, these securities are categorized as Level 3 securities.

Level 3 Securities

The Company's investments classified as Level 3 as of December 31, 2012 and 2011, consisted of fixed maturity securities. All of the Level 3 fixed maturity securities are priced using non-binding broker quotes which cannot be corroborated with Level 2 inputs. Of our total Level 3 fixed maturity and equity securities, $462 and $969 were priced by a pricing service using single broker quotes due to insufficient information to provide an evaluated price as of December 31, 2012 and 2011, respectively. The single broker quotes are provided by market makers or broker-dealers who are recognized as market participants in the markets in which they are providing the quotes. The remaining $1,022 and $1,092 were priced internally using independent and non-binding broker quotes as of December 31, 2012 and December 31, 2011, respectively. The inputs factoring into the broker quotes include trades in the actual bond being priced, trades of comparable bonds, quality of the issuer, optionality, structure and liquidity. Significant changes in interest rates, issuer credit, liquidity, and overall market conditions would result in a significantly lower or higher broker quote. The prices received from both the pricing service and internally are reviewed for reasonableness by management and if necessary, management works with the pricing service or broker to further understand how they developed their price.

Management evaluates the following factors in order to determine whether the market for a financial asset is inactive. The factors include, but are not limited to:

•  There are few recent transactions,

•  Little information is released publicly,

•  The available prices vary significantly over time or among market participants,

•  The prices are stale (i.e., not current), and

•  The magnitude of the bid-ask spread.

Illiquidity did not have a material impact in the fair value determination of the Company's financial assets.

The Company generally obtains one price for each financial asset. The Company performs a monthly analysis to assess if the evaluated prices represent a reasonable estimate of their fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and on-going review of pricing service methodologies, review of the prices received from the pricing service, review of pricing statistics and trends, and comparison of prices for certain securities with two different appropriate price sources for reasonableness. Following this analysis, the Company generally uses the best estimate of fair value based upon all available inputs. On infrequent occasions, a non-pricing service source may be more familiar with the market activity for a particular security than the pricing service. In these cases the price used is taken from the non-pricing service source. The pricing service provides information to indicate which securities were priced using market observable inputs so that the Company can properly categorize our financial assets in the fair value hierarchy.

Disclosures for Non-Financial Assets Measured at Fair Value on a Non-Recurring Basis

The Company also measures the fair value of certain assets on a non-recurring basis, generally on an annual basis, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. These assets include goodwill and finite-lived intangible assets.

For its 2012 and 2011 fourth quarter annual goodwill impairment test, the Company performed a Step 1 analysis. Based on these analyses, it was determined that goodwill was not impaired. For its 2010 fourth quarter annual goodwill impairment test, the carrying amount of the Company was greater than its estimated fair values as determined in Step 1 of the impairment test. As such, the Company was required to measure the fair value of its goodwill in Step 2 of the impairment test. Goodwill of the Company with carrying amount of $1,114 was written down to its implied fair values of $324, resulting in impairment charges of $790, which was included in earnings for that period. See Note 13 for further information.

The Company utilizes both the income and market valuation approaches. Under the income approach, the Company determined the fair value considering distributable earnings which were estimated from operating plans. The resulting cash flows were then discounted using a market participant weighted average cost of capital. After discounting the future discrete earnings to their present value, the Company estimated the terminal value attributable to the years beyond the discrete operating plan period. The discounted terminal value was then added to the aggregate discounted distributable earnings from the discrete operating plan period to estimate the fair value. Under the market approach, the Company derived the fair value based on various financial multiples, including but not limited to: price to tangible book value of equity, price to estimated 2012 earnings and price to estimated 2013 earnings, which were estimated based on publicly available data related to comparable guideline companies. In addition, financial multiples were also estimated from publicly available purchase price data for acquisitions of companies operating in the insurance industry. The estimated fair value was more heavily weighted towards the income approach because in the current economic environment the earnings capacity of a business is generally considered the most important factor in the valuation of a business enterprise. The fair value determination was categorized as Level 3 (unobservable) in the fair value hierarchy.

There was no remaining goodwill measured at fair value on a non-recurring basis on which an impairment charge was recorded as of December 31, 2012, 2011 and 2010.

The following table presents the goodwill impairment charges as of December 31, 2012, 2011 and 2010:

	Impairment Charges Twelve Months Ended December 31,
	2012	2011	2010
Goodwill	$0	$0	$790

Fair Value of Financial Instruments Disclosures

The financial instruments guidance requires disclosure of fair value information about financial instruments, as defined therein, for which it is practicable to estimate such fair value. Therefore, it requires fair value disclosure for financial instruments that are not recognized or are not carried at fair value in the balance sheet. However, this guidance excludes certain financial instruments, such as those related to insurance contracts.

For the financial instruments included within the following financial assets and financial liabilities, the carrying value in the balance sheet equals or approximates fair value. Please refer to the Fair Value Inputs and Valuation Techniques for Financial Assets and Liabilities Disclosures section above for more information on the financial instruments included within the following financial assets and financial liabilities and the methods and assumptions used to estimate fair value:

•  Cash and cash equivalents

•  Fixed maturity securities

•  Equity securities

•  Short-term investments

•  Assets held in separate accounts

•  Liabilities related to separate accounts

In estimating the fair value of the financial instruments that are not recognized or are not carried at fair value in the balance sheet, the Company used the following methods and assumptions:

Commercial mortgage loans: the fair values of mortgage loans are estimated using discounted cash flow models. The model inputs include mortgage amortization schedules and loan provisions, an internally developed credit spread based on the credit risk associated with the borrower and the U.S. Treasury spot curve. Mortgage loans with similar characteristics are aggregated for purposes of the calculations.

Policy loans: the carrying value of policy loans reported in the balance sheets approximate fair value.

Policy reserves under investment products: the fair values for the Company's policy reserves under investment products are determined using discounted cash flow analysis. Key inputs to the valuation include projections of policy cash flows, reserve run-off, market yields and risk margins.

Funds held under reinsurance: the carrying value reported approximates fair value due to the short maturity of the instruments.

The following table discloses the carrying value and fair value of the financial instruments that are not recognized or are not carried at fair value in the balance sheet as of December 31, 2012 and 2011.

	December 31, 2012
		Fair Value
	Carrying Value	Total	Level 1	Level 2	Level 3
Financial Assets
Commercial mortgage loans on real estate	$27,195	$30,443	$0	$0	$30,443
Policy loans	208	208	208	0	0
Total financial assets	$27,403	$30,651	$208	$0	$30,443
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	$3,291	$3,636	$0	$0	$3,636
Funds held under reinsurance	92	92	92	0	0
Total financial liabilities	$3,383	$3,728	$92	$0	$3,636
	December 31, 2011
		Fair Value
	Carrying Value	Total	Level 1	Level 2	Level 3
Financial Assets
Commercial mortgage loans on real estate	$26,275	$28,733	$0	$0	$28,733
Policy loans	146	146	146	0	0
Total financial assets	$26,421	$28,879	$146	$0	$28,733
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	$3,202	$3,486	$0	$0	$3,486
Funds held under reinsurance	91	91	91	0	0
Total financial liabilities	$3,293	$3,577	$91	$0	$3,486

Only the fair value of the Company's policy reserves for investment-type contracts (those without significant mortality or morbidity risk) are reflected in the table above.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
Income Taxes

5.  INCOME TAXES

The Company is subject to U.S. tax and files a U.S. consolidated federal income tax return with its Parent, Assurant, Inc. Information about the Company's current and deferred federal tax expense (benefit) follows:

	Year Ended December 31,
	2012	2011	2010
Current expense (benefit)	$1,842	$(432)	$3,760
Deferred (benefit) expense	(203)	205	290
Total income tax expense (benefit)	$1,639	$(227)	$4,050

A reconciliation of the federal income tax rate to the Company's effective income tax rate follows:

	December 31,
	2012	2011	2010
Federal income tax rate:	35.0%	35.0%	35.0%
Reconciling items:
Tax exempt interest	(8.9)	(33.5)	(2.5)
Change in valuation allowance	0.0	(10.3)	0.1
Dividends-received deduction	(1.5)	(7.0)	(0.8)
Goodwill impairment*	0.0	0.0	2.4
Permanent nondeductible expenses	0.2	0.9	0.1
Other	0.3	0.2	0.1
Effective income tax rate:	25.1%	(14.7)%	34.4%

*  See Note 13 for further information on goodwill impairment.

The 2012 decrease in the deduction for tax-exempt interest and dividends received is primarily due to the increase in pre-tax income. The valuation allowance was eliminated in 2011.

A reconciliation of the beginning and ending amounts of unrecognized tax benefits for the year ended December 31, 2012 is as follows:

Balance at beginning of year	$0
Additions based on tax positions related to the current year	0
Reductions based on tax positions related to the current year	0
Additions for tax positions of prior years	(235)
Reductions for tax positions of prior years	0
Settlements	235
Balance at end of year	$0

As of December 31, 2012, 2011, and 2010, the Company had no liability for unrecognized tax benefits. The Company had no activity related to unrecognized tax benefits for the years ended December 31, 2011 and 2010.

The Company's continuing practice is to recognize interest expense related to income tax matters in income tax expense. During the year ended December 31, 2012, the Company recognized approximately $35 of interest expense related to income tax matters. The Company had $35 of interest accrued as of December 31, 2012. There was no interest accrued as of December 31, 2011. No penalties have been accrued.

The Company files federal income tax returns in the U.S. The Company has substantially concluded all U.S. federal income tax matters for years through 2008. The next federal audit cycle will include tax years 2009-2011 and should begin in 2013.

The tax effects of temporary differences that result in significant deferred tax assets and deferred tax liabilities are as follows:

	December 31,
	2012	2011
Deferred Tax Assets
Deferred gain on disposal of business	$931	$1,083
Investments, net	3,368	3,873
Deferred acquisition costs	951	933
Employee and post-retirement benefits	676	568
Compensation related	8	10
Other	111	86
Total deferred tax asset	6,045	6,553
Less valuation allowance	0	0
Deferred tax asset, net of valuation allowance	6,045	6,553
Deferred Tax Liabilities
Policyholder and separate account reserves	1,921	2,250
Net unrealized appreciation on securities	5,644	4,258
Other	45	418
Total deferred tax liability	7,610	6,926
Net deferred income tax liability	$(1,565)	$(373)

The Company's total valuation allowance against deferred tax assets was eliminated in 2011. The calculation of the valuation allowance is made at the consolidated return group level. A portion of the valuation allowance has been assigned to the Company based on the provisions of the tax sharing agreement. No cumulative valuation allowance has been recorded because it is management's assessment that it is more likely than not that deferred tax assets of $6,045 will be realized.

The Company's ability to realize deferred tax assets depends on its ability to generate sufficient taxable income of the same character within the carryback or carryforward periods. In assessing future taxable income, the Company considered all sources of taxable income available to realize its deferred tax asset, including the future reversal of existing temporary differences, future taxable income exclusive of reversing temporary differences and carryforwards, taxable income in carryback years and tax-planning strategies. If changes occur in the assumptions underlying the Company's tax-planning strategies or in the scheduling of the reversal of the Company's deferred tax liabilities, the valuation allowance may need to be adjusted in the future.

At December 31, 2012, the Company had no net operating or capital loss carryforwards for U.S. federal income tax purposes.

Premiums and Accounts Receivable	12 Months Ended
Dec. 31, 2012
Premiums and Accounts Receivable
Premiums and Accounts Receivable

6.  PREMIUMS AND ACCOUNTS RECEIVABLE

Receivables are reported net of an allowance for uncollectible items. A summary of such receivables is as follows:

	As of December 31,
	2012	2011
Insurance premiums receivable	$1,737	$2,094
Other receivables	209	248
Total (1)	$1,946	$2,342

(1)  For the years ended December 31, 2012 and 2011, the Company did not have any allowances for uncollectible items.

Stockholder's Equity	12 Months Ended
Dec. 31, 2012
Stockholder's Equity
Stockholder's Equity

7.  STOCKHOLDER'S EQUITY

The Board of Directors of the Company has authorized 100,000 shares of common stock with a par value of $20 per share. All the shares are issued and outstanding as of December 31, 2012 and 2011 and are owned by the Parent (see Note 1). The Company paid dividends of $609, $4,381, and $15,000 at December 31, 2012, 2011 and 2010, respectively.

The maximum amount of dividends which can be paid by State of New York insurance companies to shareholders without prior approval of the Insurance Commissioner is subject to restrictions relating to statutory surplus (see Note 8).

The Company received contributed capital of $2,127 from its Parent in the year ending December 31, 2011 in the form of a deferred tax asset. The tax allocation agreement was amended in 2011 to contribute a capital loss deferred tax asset of an affiliated entity to offset the Company's net capital gains. There was no contributed capital in 2012 or 2010.

Statutory Information	12 Months Ended
Dec. 31, 2012
Statutory Information
Statutory Information

8.  STATUTORY INFORMATION

The Company prepares financial statements on the basis of statutory accounting principles ("SAP") prescribed or permitted by the New York Department of Commerce. Prescribed SAP includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners ("NAIC") as well as state laws, regulations and administrative rules.

The principal differences between SAP and GAAP are: 1) policy acquisition costs are expensed as incurred under SAP, but are deferred and amortized under GAAP; 2) the value of business acquired is not capitalized under SAP but is under GAAP; 3) amounts collected from holders of universal life-type and annuity products are recognized as premiums when collected under SAP, but are initially recorded as contract deposits under GAAP, with cost of insurance recognized as revenue when assessed and other contract charges recognized over the periods for which services are provided; 4) the classification and carrying amounts of investments in certain securities are different under SAP than under GAAP; 5) the criteria for providing asset valuation allowances, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP; 6) the timing of establishing certain reserves, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP; 7) certain assets are not admitted for purposes of determining surplus under SAP; 8) methodologies used to determine the amounts of deferred taxes and goodwill are different under SAP than under GAAP; and 9) the criteria for obtaining reinsurance accounting treatment is different under SAP than under GAAP.

Reconciliations of net income and stockholder's equity on the basis of statutory accounting to the related amounts presented in the accompanying statements were as follows:

	Net Income			Shareholder's Equity
	2012	2011	2010	2012	2011
Based on statutory accounting principles	$5,518	$1,289	$7,840	$46,926	$42,059
Deferred acquisition costs	(15)	68	(134)	214	229
Deferred and uncollected premiums	1	(3)	(5)	33	32
Policy and claim reserves	(914)	367	1,329	6,812	7,726
Investment valuation difference	(32)	(7)	(211)	15,621	11,668
Commissions and fees	22	58	96	(7)	(29)
Deferred taxes	203	(205)	(290)	(6,462)	(5,298)
Deferred gain on disposal of businesses	149	161	2	(2,659)	(3,095)
Goodwill and intangibles	(7)	(5)	(799)	324	331
Pension	(309)	(246)	(311)	(1,932)	(1,623)
Reinsurance in unauthorized companies	0	0	0	2	0
Interest maintenance reserve, deferral and amortization	268	301	212	544	276
Asset valuation reserve	0	0	0	982	852
Non-admitted assets and other	0	0	(1)	3,800	4,205
Based on generally accepted accounting principles	$4,884	$1,778	$7,728	$64,198	$57,333

Insurance enterprises are required by state insurance departments to adhere to minimum risk-based capital ("RBC") requirements developed by the NAIC. The Company exceeds the minimum RBC requirements.

Dividend distributions to the Parent are restricted as to the amount by state regulatory requirements. The Company declared and paid ordinary dividends of $609 and $4,381, during the years ended December 31, 2012 and 2011, respectively. A dividend is considered extraordinary when combined with all other dividends and distributions made within the preceding 12 months exceeds the lesser of 10% of the insurer's surplus as regards to policyholders on December 31 of the next year, or the net gain from operations. The Company did not declare or pay any extraordinary dividends during the years ended December 31, 2012 and 2011. The Company has the ability, under state regulatory requirements, to dividend up to approximately $4,493 to the Parent in 2013 without permission from New York regulators. No assurance can be given that there will not be further regulatory actions restricting the ability of the Company to pay dividends.

Reinsurance	12 Months Ended
Dec. 31, 2012
Reinsurance
Reinsurance

9.  REINSURANCE

In the ordinary course of business, the Company is involved in both the assumption and cession of reinsurance with non-affiliated companies. The following table provides details of the reinsurance recoverables balance as of December 31:

	2012	2011
Ceded future policyholder benefits and expense	$133,404	$125,542
Ceded unearned premium	2,869	3,491
Ceded claims and benefits payable	28,896	25,704
Ceded paid losses	1,611	3,312
Total	$166,780	$158,049

A key credit quality indicator for reinsurance is the A.M. Best financial strength ratings of the reinsurer. The A.M. Best ratings are an independent opinion of a reinsurer's ability to meet ongoing obligations to policyholders. The A.M. Best ratings for new reinsurance agreements where there is material credit exposure are reviewed at the time of execution. The A.M. Best ratings for existing reinsurance agreements are reviewed on a periodic basis, at least annually. The following table provides the reinsurance recoverable as of December 31, 2012 grouped by A.M. Best rating:

A.M. Best ratings of reinsurer	Ceded future policyholder benefits and expense	Ceded unearned premiums	Ceded claims and benefits payable	Ceded paid losses	Total
A++ or A+	$129,777	$2,712	$27,684	$147	$160,320
A or A–	3,627	166	690	119	4,602
Not rated	0	(9)	522	1,345	1,858
Reinsurance recoverable	$133,404	$2,869	$28,896	$1,611	$166,780

A.M. Best ratings for The Hartford and John Hancock Life Insurance Company ("John Hancock"), a subsidiary of Manulife Financial Corporation, the reinsurers with the largest reinsurance recoverable balances, are A and A+, respectively. A.M. Best currently maintains a stable outlook on the financial strength ratings of John Hancock. The Hartford's rating is under review with negative implications. The total amount of recoverable for these two reinsurers is $158,779 as of December 31, 2012. Most of the assets backing reserves relating to reinsurance recoverables from these two counterparties are held in trust.

The effect of reinsurance on premiums earned and benefits incurred was as follows:

	Years Ended December 31,
	2012			2011			2010
	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total
Direct earned premiums and other considerations	$9,832	$24,950	$34,782	$10,175	$28,597	$38,772	$10,363	$34,688	$45,051
Assumed premiums	301	6,506	6,807	721	8,634	9,355	0	8,727	8,727
Ceded premiums	(9,832)	(1,680)	(11,512)	(10,175)	(2,409)	(12,584)	(10,363)	(4,774)	(15,137)
Net earned premiums and other considerations	$301	$29,776	$30,077	$721	$34.822	$35.543	$0	$38,641	$38.641
Direct policyholder benefits	$18,909	$16,494	$35,403	$20,094	$28,066	$48,160	$53,892	$19,881	$73,773
Assumed policyholder benefits	600	4,279	4,879	558	9,062	9,620	0	6,928	6,928
Ceded policyholder benefits	(18,948)	(1,717)	(20,665)	(20,088)	(5,478)	(25,566)	(53,886)	(6,370)	(60,256)
Net policyholder benefits	$561	$19,056	$19,617	$564	$31,650	$32,214	$6	$20,439	$20,445

The Company utilizes ceded reinsurance for loss protection and capital management, business dispositions, client risk and profit sharing.

Loss Protection and Capital Management

As part of the Company's overall risk and capacity management strategy, the Company purchases reinsurance for certain risks underwritten by the Company, including significant individual or catastrophic claims. Under indemnity reinsurance transactions in which the Company is the ceding insurer, the Company remains liable for policy claims if the assuming company fails to meet its obligations. To mitigate this risk, the Company has control procedures to evaluate the financial condition of reinsurers and to monitor the concentration of credit risk. The selection of reinsurance companies is based on criteria related to solvency and reliability and, to a lesser degree, diversification.

Business Divestitures

The Company has used reinsurance to exit certain businesses, such as the disposals of FFG and LTC. Reinsurance was used in these cases to facilitate the transactions because the businesses shared legal entities with operating segments that the Company retained. Assets supporting liabilities ceded relating to these businesses are held mainly in trusts for LTC and the separate accounts relating to FFG are still reflected in the Company's balance sheet. If the reinsurers became insolvent, we would be exposed to the risk that the assets in the trusts and/or the separate accounts would be insufficient to support the liabilities that would revert back to us. The reinsurance recoverable from The Hartford was $3,604 and $3,481 as of December 31, 2012 and 2011, respectively. The reinsurance recoverable from John Hancock was $155,175 and $143,077 as of December 31, 2012 and 2011, respectively.

The reinsurance agreement associated with the FFG sale also stipulates that The Hartford contribute funds to increase the value of the separate account assets relating to Modified Guaranteed Annuity business sold if such value declines below the value of the associated liabilities. If The Hartford fails to fulfill these obligations, the Company will be obligated to make these payments.

In addition, the Company would be responsible for administering this business in the event of reinsurer insolvency. We do not currently have the administrative systems and capabilities to process this business. Accordingly, we would need to obtain those capabilities in the event of an insolvency of one or more of the reinsurers of these businesses. We might be forced to obtain such capabilities on unfavorable terms with a resulting material adverse effect on our results of operations and financial condition.

As of December 31, 2012, we were not aware of any regulatory actions taken with respect to the solvency of the insurance subsidiaries of The Hartford or John Hancock that reinsure the FFG and LTC businesses, and the Company has not been obligated to fulfill any of such reinsurers' obligations.

John Hancock and The Hartford have paid their obligations when due and there have been no disputes.

Reserves	12 Months Ended
Dec. 31, 2012
Reserves
Reserves

10.  RESERVES

The following table provides reserve information of the Company's major product lines at the dates shown:

	December 31, 2012				December 31, 2011
			Claims and Benefits Payable				Claims and Benefits Payable
	Future Policy Benefits and Expenses	Unearned Premiums	Case Reserves	Incurred But Not Reported Reserves	Future Policy Benefits and Expenses	Unearned Premiums	Case Reserves	Incurred But Not Reported Reserves
Long Duration Contracts:
Life insurance no longer offered	$767	$2	$598	$3	$979	$2	$623	$7
FFG, LTC and other disposed businesses	132,614	2,710	21,784	1,671	124,602	2,755	17,711	1,530
All other	3,066	7	242	138	313	13	2,422	116
Short Duration Contracts:
Group term life	0	45	8,199	832	0	40	9,772	1,632
Group disability	0	76	75,895	3,766	0	70	84,695	4,250
Medical	0	2	775	40	0	2	1,001	40
Dental	0	104	46	493	0	61	53	569
Credit life and disability	0	308	846	727	0	912	1,494	2,515
Other	0	2	0	13	0	0	0	0
Total	$136,447	$3,256	$108,385	$7,683	$125,894	$3,855	$117,771	$10,659

The following table provides a roll forward of the Company's product lines with the most significant short duration claims and benefits payable balances: group term life and group disability lines of business. Claims and benefits payable is comprised of case and IBNR reserves.

	Group Term Life	Group Disability
Balance as of December 31, 2009, gross of reinsurance	$10,871	$99,547
Less: Reinsurance ceded and other (1)	(217)	(33,313)
Balance as of January 1, 2010, net of reinsurance	10,654	66,234
Incurred losses related to:
Current year	2,467	11,802
Prior year's interest	453	3,426
Prior year(s)	(1,111)	(7,132)
Total incurred losses	1,809	8,096
Paid losses related to:
Current year	1,190	972
Prior year(s)	1,261	(12,528)
Total paid losses	2,451	(11,556)
Balance as of December 31, 2010, net of reinsurance	10,012	85,886
Plus: Reinsurance ceded and other (1)	310	3,461
Balance as of December 31, 2010, gross of reinsurance	10,322	89,347
Less: Reinsurance ceded and other (1)	(310)	(3,461)
Balance as of January 1, 2011, net of reinsurance	10,012	85,886
Incurred losses related to:
Current year	4,058	11,920
Prior year's interest	441	4,130
Prior year(s)	(838)	835
Total incurred losses	3,661	16,885
Paid losses related to:
Current year	1,563	2,230
Prior year(s)	1,097	16,256
Total paid losses	2,660	18,486
Balance as of December 31, 2011, net of reinsurance	11,013	84,285
Plus: Reinsurance ceded and other (1)	391	4,660
Balance as of December 31, 2011, gross of reinsurance	$11,404	$88,945
Less: Reinsurance ceded and other (1)	(391)	(4,660)
Balance as of January 1, 2012, net of reinsurance	11,013	84,285
Incurred losses related to:
Current year	2,366	7,275
Prior year's interest	418	3,806
Prior year(s)	(866)	(1,670)
Total incurred losses	1,918	9,411
Paid losses related to:
Current year	1,486	1,200
Prior year(s)	2,587	17,505
Total paid losses	4,073	18,705
Balance as of December 31, 2012, net of reinsurance	8,858	74,991
Plus: Reinsurance ceded and other (1)	173	4,670
Balance as of December 31, 2012, gross of reinsurance	$9,031	$79,661

(1)  Reinsurance ceded and other includes claims and benefits payable balances that have either been (a) reinsured to third parties, (b) established for claims related expenses whose subsequent payment is not recorded as a paid claim, or (c) reserves established for obligations that would persist even if contracts were cancelled (such as extension of benefits), which cannot be analyzed appropriately under a roll-forward approach.

Short Duration Contracts

The Company's short duration contracts are comprised of group term life, group disability, medical, dental, and credit life and disability. The principal products and services included in these categories are described in the summary of significant accounting policies. See Note 2 for further information.

Case and IBNR reserves are developed using actuarial principles and assumptions that consider, among other things, contractual requirements, historical utilization trends and payment patterns, benefit changes, medical inflation, seasonality, membership, product mix, legislative and regulatory environment, economic factors, disabled life mortality and claim termination rates and other relevant factors. The Company consistently applies the principles and assumptions listed above from year to year, while also giving due consideration to the potential variability of these factors.

Since case and IBNR reserves include estimates developed from various actuarial methods, the Company's actual losses incurred may be more or less than the Company's previously developed estimates. As shown in the table above, if the amounts listed on the line labeled "Incurred losses related to: Prior years" are negative (redundant) this means that the Company's actual losses incurred related to prior years for these lines were less than the estimates previously made by the Company. If the line labeled "Incurred losses related to: Prior years" are positive (deficient) this means that the Company's actual losses incurred related to prior years for these lines were greater than the estimates previously made by the Company.

The Group Term Life case and IBNR reserve redundancies in all years are due to actual mortality rates running below those assumed in prior year reserves, and actual recovery rates running higher than those assumed in prior year reserves.

Group Disability case and IBNR reserves show redundancies in 2012 and 2010 due to actual claim recovery rates exceeding those assumed in prior year reserves. However, case reserves and IBNR show a deficiency in 2011, due to actual claim recovery rates being less than those assumed in prior year reserves. The relatively small size of the block can lead to volatile results year over year.

The Company's group disability products include short and long-term disability coverage. Case reserves and IBNR for long-term disability incurred in 2010 and earlier have been discounted at 5.25% while they have been discounted 4.75% for claims incurred in 2011 and later. The December 31, 2012 and 2011 liabilities net of reinsurance include $74,077 and $83,392, respectively, of such reserves. The amount of discounts deducted from outstanding reserves as of December 31, 2012 and 2011 are $24,038 and $28,450, respectively.

Long Duration Contracts

The Company's long duration contracts are primarily comprised of life insurance policies (no longer offered) and FFG and LTC disposed businesses. The principal products and services included in these categories are described in the summary of significant accounting policies. See Note 2 for further information.

FFG and LTC

Reserves for business previously disposed of by FFG and LTC are included in the Company's reserves in accordance with the insurance guidance. The Company maintains an offsetting reinsurance recoverable related to these reserves. See Note 9 for further information.

The Company recorded an out-of-period adjustment in 2012 in the amount of $411 ($267, net of tax) to properly reflect our reserves. The Company does not consider the adjustment to be material to the 2012 or prior period financial statements.

Retirement and Other Employee Benefits	12 Months Ended
Dec. 31, 2012
Retirement and Other Employee Benefits
Retirement and Other Employee Benefits

11.  RETIREMENT AND OTHER EMPLOYEE BENEFITS

The Parent sponsors a non-contributory, qualified defined benefit pension plan and certain non-contributory, non-qualified post retirement benefits covering employees who meet eligibility requirements as to age and length of service. Plan assets of the qualified defined benefit plan are not specifically identified by each participating subsidiary. Therefore, a breakdown of plan assets is not reflected in these financial statements. The Company has no legal obligation for benefits under these plans. The benefits are based on years of service and career compensation. The Parent's pension plan funding policy is to contribute amounts to the plan sufficient to meet the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, plus additional amounts as the Parent may determine to be appropriate from time to time up to the maximum permitted, and to charge each subsidiary an allocable amount based on its employee pensionable earnings. Pension costs allocated to the Company amounted to $297, $229 and $269 for 2012, 2011 and 2010, respectively.

The Parent sponsors a defined contribution plan covering substantially all employees. The defined contribution plan provides benefits payable to participants on retirement or disability and to beneficiaries of participants in the event of the participant's death. The amounts expensed by the Company related to this plan were $72, $60 and $39 in 2012, 2011 and 2010, respectively.

With respect to retirement benefits, the Company participates in other health care and life insurance benefit plans (postretirement benefits) for retired employees, sponsored by the Parent. On July 1, 2011, the Parent terminated certain health care benefits for employees who do not qualify for "grandfathered" status and will no longer offer these benefits to new hires. The Parent contribution, plan design and other terms of remaining benefits will not change for those grandfathered employees. The Parent has the right to modify or terminate these benefits. During 2012, 2011 and 2010 the Company incurred expenses related to postretirement benefits of $13, $17 and $42, respectively.

Deferred Acquisition Costs	12 Months Ended
Dec. 31, 2012
Deferred Acquisition Costs
Deferred Acquisition Costs

12.  DEFERRED ACQUISITION COSTS

Information about deferred acquisition costs is as follows:

	Years Ended December 31,
	2012	2011	2010
Beginning balance	$229	$160	$295
Costs deferred	462	397	300
Amortization	(477)	(328)	(435)
Ending balance	$214	$229	$160

Refer to Note 2, Recent Accounting Pronouncements — Adopted, for more information on amendments to existing accounting guidance.

Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill
Goodwill

13.  GOODWILL

Information about goodwill is as follows:

	Goodwill for the Years Ended December 31,
	2012	2011	2010
Balance as of January 1:
Goodwill	$2,038	$2,038	$2,038
Accumulated impairment loss	(1,714)	(1,714)	(924)
	324	324	1,114
Impairments *	0	0	(790)
Goodwill	2,038	2,038	2,038
Accumulated impairment losses	(1,714)	(1,714)	(1,714)
Balance as of December 31:	$324	$324	$324

*  See Notes 2 and 4 for further information.

In accordance with the goodwill guidance, goodwill is deemed to have an indefinite life and should not be amortized, but rather must be tested, at least annually, for impairment. In addition, goodwill should be tested for impairment between annual tests if an event occurs or circumstances change that would "more likely than not" reduce the estimated fair value of the Company below its carrying value.

The goodwill impairment test has two steps. Step 1 of the test identifies potential impairments, by comparing the estimated fair value of the Company to its net book value. If the estimated fair value exceeds its net book value, there is no impairment of goodwill and Step 2 is unnecessary. However, if the net book value exceeds the estimated fair value, then Step 1 is failed, and Step 2 is performed to determine the amount of the potential impairment. Step 2 utilizes acquisition accounting guidance and requires the fair value calculation of all individual assets and liabilities of the Company (excluding goodwill, but including any unrecognized intangible assets). The net fair value of assets less liabilities is then compared to the Company's total estimated fair value as calculated in Step 1. The excess of fair value over the net asset value equals the implied fair value of goodwill. The implied fair value of goodwill is then compared to the carrying value of goodwill to determine the Company's goodwill impairment.

During September 2011, the FASB issued amended intangibles-goodwill and other guidance. This guidance provides the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of an entity is less than its carrying amount. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that its fair value is less than its carrying amount, then performing the two-step impairment test is unnecessary. However, if an entity concludes otherwise, then it is required to perform the first step of the two-step impairment test, described above.

In the fourth quarters of 2012, 2011 and 2010, the Company conducted its annual assessments of goodwill.

In 2012 and 2011, the Company performed a Step 1 test. Based on these tests, it was determined goodwill was not impaired.

Based on the results of the 2010 assessment, the Company concluded that its net book values exceeded its estimated fair values and therefore performed a Step 2 test. Based on the results of the Step 2 test, the Company recorded an impairment charge of $790. The 2010 impairment reflected the effects of the low interest rate environment, continuing high unemployment, the slow pace of the economic recovery and an increased net book value of the Company, primarily related to its investment portfolio.

Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income

14.  ACCUMULATED OTHER COMPREHENSIVE INCOME

Certain amounts included in the statement of comprehensive income are net of reclassification adjustments. The following table summarizes those reclassification adjustments as of the dates indicated:

	Year Ended December 31,
	2012	2011	2010
Reclassification of net realized gains on sales of securities included in net income, net of taxes	$229	$145	$47
Reclassification of net realized losses on sales of securities previously written down included in net income, net of taxes	$0	$(14)	$0

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions
Related Party Transactions

15.  RELATED PARTY TRANSACTIONS

The Company receives various services from the Parent and its affiliates. These services include assistance in benefit plan administration, corporate insurance, accounting, tax, auditing, investment, information technology, actuarial, property management and other administrative functions. The net fees paid for these services to the Parent and its affiliates for the years ended December 31, 2012, 2011 and 2010 were $9,132, $7,866 and $11,895, respectively.

Administrative expenses allocated for the Company may be greater or less than the expenses that would be incurred if the Company were operating as a separate company.

In prior years, the Company ceded group disability business to an affiliate, Union Security Insurance Company ("USIC"). On January 1, 2010, this agreement was terminated for new business written. Effective July 1, 2010, the existing reinsured business was commuted under the same agreement, which involved a release of $26,920 in reserves and cash received from USIC of $29,172. The commutation resulted in a $2,252 gain for the Company, and is reflected in policyholder benefits in the statements of operations. The Company ceded premiums of $67 to USIC in 2010.

In 2010, the Company provided disability reinsurance for various ceding companies through its affiliate, DRMS, who provides administrative services related to the reinsurance issued by the Company. In conjunction with this arrangement, the Company and USIC entered into reinsurance agreements with a client which called for an initial reinsurance payment. As a result, USIC received $5,500. USIC, in turn, paid $1,133 to the Company commensurate with its allocable portion of the assumed risk

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
Commitments and Contingencies

16.  COMMITMENTS AND CONTINGENCIES

The Company leased sales office space under an operating lease arrangement until November 2010, at which time they moved into the Parent headquarters in New York City. In 2012 and 2011, the Parent allocated expenses to the Company for the use of this facility. The Company has not had an operating lease arrangement since 2010.

Rent expense was $106, $100 and $264 for 2012, 2011 and 2010, respectively.

The Company is involved in litigation in the ordinary course of business, both as a defendant and as a plaintiff. The Company may from time to time be subject to a variety of legal and regulatory actions relating to the Company's current and past business operations. Although the Company cannot predict the outcome of any pending or future litigation, examination or investigation, it is possible that the outcome of such matters could have a material adverse effect on the Company's results of operations or cash flows for an individual reporting period. However, based on currently available information, management does not believe that any pending matter is likely to have a material adverse effect, individually or in the aggregate, on the Company's financial condition.

Schedule I-Summary of Investments Other-Than-Investments in Related Parties	12 Months Ended
Dec. 31, 2012
Schedule I-Summary of Investments Other-Than-Investments in Related Parties
Schedule I-Summary of Investments Other-Than-Investments in Related Parties

Union Security Life Insurance Company of New York
at December 31, 2012
Schedule I — Summary of Investments Other-Than-Investments in Related Parties

	Cost or Amortized Cost	Fair Value	Amount at which shown in balance sheet
	(in thousands)
Fixed maturity securities:
United States Government and government agencies and authorities	$540	$797	$797
States, municipalities and political subdivisions	26,527	30,181	30,181
Foreign governments	255	403	403
Commercial mortgage-backed	1,343	1,454	1,454
Residential mortgage-backed	7,888	8,810	8,810
Corporate	70,176	80,469	80,469
Total fixed maturity securities	106,729	122,114	122,114
Equity securities:
Non-redeemable preferred stocks	6,144	6,908	6,908
Commercial mortgage loans on real estate, at amortized cost	27,195	30,443	27,195
Policy loans	208	208	208
Short-term investments	2,126	2,126	2,126
Other investments	482	482	482
Total investments	$142,884	$162,281	$159,033

Schedule III-Supplementary Insurance Information	12 Months Ended
Dec. 31, 2012
Schedule III-Supplementary Insurance Information
Schedule III-Supplementary Insurance Information

Union Security Life Insurance Company of New York
for the years ended December 31, 2012, 2011 & 2010
Schedule III — Supplementary Insurance Information

	Deferred acquisition cost	Future policy benefits and expenses	Unearned premiums	Claims and benefits payable	Premium revenue and other considerations	Net investment income	Benefits claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other* operating expenses
	(in thousands)
2012	$214	$136,447	$3,256	$116,068	$30,077	$7,561	$19,617	$477	$11,977
2011	$229	$125,894	$3,855	$128,430	$35,543	$8,249	$32,214	$328	$10,618
2010	$160	$114,393	$5,539	$124,115	$38,641	$7,891	$20,445	$435	$14,147

*  Includes underwriting, general and administrative expenses and goodwill impairment.

Schedule IV-Reinsurance	12 Months Ended
Dec. 31, 2012
Schedule IV-Reinsurance
Schedule IV-Reinsurance

Union Security Life Insurance Company of New York
for the year ended December 31, 2012
Schedule IV — Reinsurance

	Direct amount	Assumed from other companies	Ceded to other companies	Net amount	Percentage of amount assumed to net
Life Insurance in Force	$1,527,165	$0	$157,762	$1,369,403	0.0%
Premiums:
Life insurance	$5,908	$0	$961	$4,947	0.0%
Accident and health insurance	28,874	6,807	10,551	25,130	27.1%
Total earned premiums	$34,782	$6,807	$11,512	$30,077	22.6%
Benefits:
Life insurance	$4,217	$0	$1,653	$2,564	0.0%
Accident and health insurance	31,186	4,879	19,012	17,053	28.6%
Total policyholder benefits	$35,403	$4,879	$20,665	$19,617	24.9%

Union Security Life Insurance Company of New York
for the year ended December 31, 2011
Schedule IV — Reinsurance

	Direct amount	Assumed from other companies	Ceded to other companies	Net amount	Percentage of amount assumed to net
Life Insurance in Force	$1,704,427	$0	$170,494	$1,533,933	0.0%
Premiums:
Life insurance	$7,094	$0	$1,337	$5,757	0.0%
Accident and health insurance	31,678	9,355	11,247	29,786	31.4%
Total earned premiums	$38,772	$9,355	$12,584	$35,543	26.3%
Benefits:
Life insurance	$8,621	$0	$2,909	$5,712	0.0%
Accident and health insurance	39,539	9,620	22,657	26,502	36.3%
Total policyholder benefits	$48,160	$9,620	$25,566	$32,214	29.9%

Union Security Life Insurance Company of New York
for the year ended December 31, 2010
Schedule IV — Reinsurance

	Direct amount	Assumed from other companies	Ceded to other companies	Net amount	Percentage of amount assumed to net
Life Insurance in Force	$1,975,303	$0	$232,377	$1,742,926	0.0%
Premiums:
Life insurance	$9,979	$0	$3,195	$6,784	0.0%
Accident and health insurance	35,072	8,727	11,942	31,857	27.4%
Total earned premiums	$45,051	$8,727	$15,137	$38,641	22.6%
Benefits:
Life insurance	$6,182	$0	$3,868	$2,314	0.0%
Accident and health insurance	67,591	6,928	56,388	18,131	38.2%
Total policyholder benefits	$73,773	$6,928	$60,256	$20,445	33.9%

Schedule V-Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Schedule V-Valuation and Qualifying Accounts
Schedule V-Valuation and Qualifying Accounts

Union Security Life Insurance Company of New York
as of December 31, 2012, 2011 and 2010
Schedule V — Valuation and Qualifying Accounts

		Additions
	Balance at Beginning of Year	Charged to Costs and Expenses	Charged to Other Accounts	Deductions	Balance at End of Year
2012:
Valuation allowance for mortgage loans on real estate	512	0	0	0	512
Total	$512	$0	$0	$0	$512
2011:
Valuation allowance for deferred tax assets	$160	$(160)	$0	$0	$0
Valuation allowance for mortgage loans on real estate	502	10	0	0	512
Total	$662	$(150)	$0	$0	$512
2010:
Valuation allowance for deferred tax assets	$145	$15	$0	$0	$160
Valuation allowance for mortgage loans on real estate	355	147	0	0	502
Total	$500	$162	$0	$0	$662

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Basis of Presentation

Basis of Presentation

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Amounts are presented in United States of America ("U.S.") dollars and all amounts are in thousands, except for number of shares, per share amounts and number of securities in an unrealized loss position.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. The items on the Company's balance sheets affected by the use of estimates include but are not limited to, investments, premiums and accounts receivable, reinsurance recoverables, deferred acquisition costs ("DAC"), deferred income taxes and associated valuation allowances, goodwill, future policy benefits and expenses, unearned premiums, claims and benefits payable, deferred gain on disposal of businesses, and commitments and contingencies. The estimates are sensitive to market conditions, investment yields, mortality, morbidity, commissions and other acquisition expenses, policyholder behavior and other factors. Actual results could differ from the estimates recorded. The Company believes all amounts reported are reasonable and adequate.

Comprehensive Income

Comprehensive Income

Comprehensive income is comprised of net income, net unrealized gains and losses on securities classified as available-for-sale and net unrealized gains and losses on other-than-temporarily impaired securities, less deferred income taxes.

Reclassifications	Reclassifications Certain prior period amounts have been reclassified to conform to the 2012 presentation.
Fair Value

Fair Value

The Company uses an exit price for its fair value measurements. An exit price is defined as the amount received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In measuring fair value, the Company gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. See Note 4 for further information.

Investments

Investments

Fixed maturity and equity securities are classified as available-for-sale, as defined in the investments guidance, and reported at fair value. If the fair value is higher than the amortized cost for fixed maturity securities or the purchase cost for equity securities, the excess is an unrealized gain; and, if lower than cost, the difference is an unrealized loss. Net unrealized gains and losses on securities classified as available-for-sale, less deferred income taxes, are included in accumulated other comprehensive income ("AOCI").

Commercial mortgage loans on real estate are reported at unpaid balances, adjusted for amortization of premium or discount, less allowance for losses. The allowance is based on management's analysis of factors including actual loan loss experience, specific events based on geographical, political or economic conditions, industry experience, loan groupings that have probable and estimable losses and individually impaired loan loss analysis. A loan is considered individually impaired when it becomes probable the Company will be unable to collect all amounts due, including principal and interest, according to the contractual terms of the loan agreement. Indicative factors of impairment include, but are not limited to, whether the loan is current, the value of the collateral and the financial position of the borrower. If a loan is individually impaired, the Company uses one of the following valuation methods based on the individual loan's facts and circumstances to measure the impairment amount: (1) the present value of expected future cash flows, (2) the loan's observable market price, or (3) the fair value of collateral. Changes in the allowance for loan losses are recorded in net realized losses on investments, excluding other-than-temporary impairment ("OTTI") losses.

The Company places loans on non-accrual status after 90 days of delinquent payments (unless the loans are both well secured and in the process of collection). A loan may be placed on non-accrual status before this time if information is available that suggests its impairment is probable.

Policy loans are reported at unpaid principal balances, which do not exceed the cash surrender value of the underlying policies.

Short-term investments include money market funds and short maturity investments. These amounts are reported at cost, which approximates fair value.

Other investments consist primarily of investments in certified capital companies ("CAPCOs"). The Company's CAPCOs consist of debt instruments that are recorded at amortized cost, which approximates fair value.

The Company monitors its investment portfolio to identify investments that may be other-than-temporarily impaired. In addition, securities, aggregated by issuer, whose market price is equal to 80% or less of their original purchase price or which had a discrete credit event resulting in the debtor defaulting or seeking bankruptcy protection are added to a potential write-down list, which is discussed at quarterly meetings attended by members of the Company's investment, accounting and finance departments. See Note 3 for further information.

Realized gains and losses on sales of investments are recognized on the specific identification basis.

Investment income is recorded as earned net of investment expenses. The Company uses the interest method to recognize interest income on its commercial mortgage loans.

The Company anticipates prepayments of principal in the calculation of the effective yield for mortgage-backed securities and structured securities. The retrospective method is used to adjust the effective yield.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers cash on hand, all operating cash and working capital cash to be cash equivalents. These amounts are carried at cost, which approximates fair value. Cash balances are reviewed at the end of each reporting period to determine if negative cash balances exist. If negative cash balances do exist, the cash accounts are netted with other positive cash accounts of the same bank provided the right of offset exists between the accounts. If the right of offset does not exist, the negative cash balances are reclassified to accounts payable.

Uncollectible Receivable Balance	Uncollectible Receivable Balance The Company maintains allowances for doubtful accounts for probable losses resulting from the inability to collect payments.
Reinsurance

Reinsurance

Reinsurance recoverables include amounts related to paid benefits and estimated amounts related to unpaid policy and contract claims, future policyholder benefits and policyholder contract deposits. The cost of reinsurance is recognized over the terms of the underlying reinsured policies using assumptions consistent with those used to account for the policies. Amounts recoverable from reinsurers are estimated in a manner consistent with claim and claim adjustment expense reserves or future policy benefits reserves and are reported in the balance sheets. The cost of reinsurance related to long-duration contracts is recognized over the life of the underlying reinsured policies. The ceding of insurance does not discharge the Company's primary liability to insureds, thus a credit exposure exists to the extent that any reinsurer is unable to meet the obligation assumed in the reinsurance agreements. To mitigate this exposure to reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and holds collateral (in the form of funds withheld, trusts, and letters of credit) as security under the reinsurance agreements. An allowance for doubtful accounts is recorded on the basis of periodic evaluations of balances due from reinsurers (net of collateral), reinsurer solvency, management's experience and current economic conditions.

Funds withheld under reinsurance represent amounts contractually held from assuming companies in accordance with reinsurance agreements.

Reinsurance premiums assumed are calculated based upon payments received from ceding companies together with accrual estimates, which are based on both payments received and in force policy information received from ceding companies. Any subsequent differences arising on such estimates are recorded in the period in which they are determined.

Income Taxes

Income Taxes

The Company reports its taxable income in a consolidated federal income tax return along with other affiliated subsidiaries of the Parent. Income tax expense or benefit is allocated among the affiliated subsidiaries by applying corporate income tax rates to taxable income or loss determined on a separate return basis according to a tax allocation agreement. Entities with losses record current tax benefits to the extent such losses are recognized in the consolidated federal tax return.

Current federal income taxes are recognized based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are recorded for temporary differences between the financial reporting basis and income tax basis of assets and liabilities, based on enacted tax laws and statutory tax rates applicable to the periods in which the Company expects the temporary differences to reverse. A valuation allowance is established for deferred tax assets when it is more likely than not that an amount will not be realized.

The Company classifies net interest expense related to tax matters and any applicable penalties as a component of income tax expense.

Deferred Acquisition Costs

Deferred Acquisition Costs

Only direct incremental costs associated with the successful acquisition of new or renewal insurance contracts are deferred to the extent that such costs are deemed recoverable from future premiums or gross profits. Acquisition costs primarily consist of compensation to sales representatives.

Premium deficiency testing is performed annually and generally reviewed quarterly. Such testing involves the use of best estimate assumptions including the anticipation of investment income to determine if anticipated future policy premiums are adequate to recover all DAC and related claims, benefits and expenses. To the extent a premium deficiency exists, it is recognized immediately by a charge to the statements of operations and a corresponding reduction in DAC. If the premium deficiency is greater than unamortized DAC, a liability will be accrued for the excess deficiency.

Long Duration Contracts

Acquisition costs on Fortis Financial Group ("FFG") and Long-Term Care ("LTC") disposed businesses were written off when the businesses were sold.

Short Duration Contracts

Acquisition costs relating to group term life, group disability and group dental consist primarily of compensation to sales representatives. These acquisition costs are front-end loaded; thus, they are deferred and amortized over the estimated terms of the underlying contracts.

Goodwill

Goodwill

Goodwill represents the excess of acquisition costs over the net fair value of identifiable assets acquired and liabilities assumed in a business combination. Goodwill is deemed to have an indefinite life and is not amortized, but rather is tested at least annually for impairment. The Company reviews goodwill annually in the fourth quarter for impairment, or more frequently if indicators of impairment exist. The Company regularly assesses whether any indicators of impairment exist. Such indicators include, but are not limited to: significant adverse change in legal factors, adverse action or assessment by a regulator, unanticipated competition, loss of key personnel, or a significant decline in expected future cash flows due to changes in company-specific factors or the broader business climate. The evaluation of such factors requires considerable management judgment.

At the time of the annual goodwill test, the Company has the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step goodwill impairment test. The Company is required to perform step one if it determines qualitatively that it is more likely than not (that is, a likelihood of more than 50 percent) that the fair value is less than its carrying amount, including goodwill. Otherwise, no further testing is required.

If the Company does not take the option to perform the qualitative assessment or the qualitative assessment performed indicates that it is more likely than not that the fair value is less than the carrying value, the Company will then compare its estimated fair value with its net book value ("Step 1"). If the estimated fair value exceeds its net book value, goodwill is deemed not to be impaired, and no further testing is necessary. If the net book value exceeds its estimated fair value, the Company would perform a second test to measure the amount of impairment, if any. To determine the amount of any impairment, the Company would determine the implied fair value of goodwill in the same manner as if the Company were being acquired in a business combination ("Step 2"). Specifically, the Company would determine the fair value of all of the assets and liabilities, including any unrecognized intangible assets, in a hypothetical calculation that would yield the implied fair value of goodwill. If the implied fair value of goodwill is less than the recorded goodwill, the Company would record an impairment charge for the difference.

In 2012 and 2011, the Company did not take the option to perform a qualitative assessment, thus Step 1 was performed. We concluded that the estimated fair value exceeded its respective book value and therefore goodwill was not impaired. See Notes 4 and 13 for further information.

Other Assets

Other Assets

Other assets primarily include prepaid items and intangible assets. Other intangible assets that have finite lives, including but not limited to customer contracts, are amortized over their estimated useful lives. Other intangible assets deemed to have indefinite useful lives, primarily certain state licenses, are not amortized and are subject to at least annual impairment tests. At the time of the annual impairment test, the Company has the option to first assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test for indefinite-lived intangible assets. Impairment exists if the carrying amount of the indefinite-lived other intangible asset exceeds its fair value. For other intangible assets with finite lives, impairment is recognized if the carrying amount is not recoverable and exceeds the fair value of the other intangible asset. Generally other intangible assets with finite lives are only tested for impairment if there are indicators ("triggers") of impairment identified. Triggers include, but are not limited to, a significant adverse change in the extent, manner or length of time in which the other intangible asset is being used or a significant adverse change in legal factors or in the business climate that could affect the value of the other intangible asset. In certain cases, the Company does perform an annual impairment test for other intangible assets with finite lives even if there are no triggers present. There were no impairments of finite-lived or indefinite-lived other intangible assets in either 2012 or 2011.

Amortization expense is included in underwriting, general and administrative expenses in the statements of operations.

Separate Accounts

Separate Accounts

Assets and liabilities associated with separate accounts relate to considerations for variable annuity products for which the contract-holder, rather than the Company, bears the investment risk. Separate account assets (with matching liabilities) are reported at fair value. Revenues and expenses related to the separate account assets and liabilities, to the extent of benefits paid or provided to the separate account policyholders, are excluded from the amounts reported in the accompanying statements of operations because the accounts are administered by reinsurers.

Reserves

Reserves

Reserves are established in accordance with GAAP, using generally accepted actuarial methods. Factors used in their calculation include experience derived from historical claim payments and actuarial assumptions. Such assumptions and other factors include trends, the incidence of incurred claims, the extent to which all claims have been reported, and internal claims processing charges. The process used in computing reserves cannot be exact, particularly for liability coverage, since actual claim costs are dependent upon such complex factors as inflation, changes in doctrines of legal liabilities and damage awards. The methods of making such estimates and establishing the related liabilities are periodically reviewed and updated.

Reserves do not represent an exact calculation of exposure, but instead represent our best estimates of what we expect the ultimate settlement and administration of a claim or group of claims will cost based on facts and circumstances known at the time of calculation. The adequacy of reserves may be impacted by future trends in claims severity, frequency, judicial theories of liability and other factors. These variables are affected by both external and internal events, including but not limited to: changes in the economic cycle, changes in the social perception of the value of work, emerging medical perceptions regarding physiological or psychological causes of disability, emerging health issues and new methods of treatment or accommodation, inflation, judicial trends, legislative changes and claims handling procedures.

Many of these items are not directly quantifiable. Reserve estimates are refined as experience develops. Adjustments to reserves, both positive and negative, are reflected in the statements of operations of the period in which such estimates are updated. Because establishment of reserves is an inherently uncertain process involving estimates of future losses, there can be no certainty that ultimate losses will not exceed existing claims reserves. Future loss development could require reserves to be increased, which could have a material adverse effect on our earnings in the periods in which such increases are made. However, based on information currently available, we believe our reserve estimates are adequate.

Long Duration Contracts

The Company's long duration contracts include traditional life insurance policies no longer offered and policies disposed of via reinsurance (FFG and long-term care contracts).

Future policy benefits and expense reserves for LTC and the traditional life insurance contracts no longer offered, are equal to the present value of future benefits to policyholders plus related expenses less the present value of the future net premiums. These amounts are estimated based on assumptions as to the expected investment yield, inflation, mortality, morbidity and withdrawal rates as well as other assumptions that are based on the Company's experience. These assumptions reflect anticipated trends and include provisions for possible unfavorable deviations.

Risks related to the reserves recorded for policies under FFG, LTC and life insurance no longer offered have been 100% ceded via reinsurance. While the Company has not been released from the contractual obligation to the policyholders, changes in and deviations from economic mortality, morbidity, and expense assumptions used in the calculation of these reserves will not directly affect our results of operations unless there is a default by the assuming reinsurer.

Short Duration Contracts

The Company's short duration contracts include group term life contracts, group disability contracts, medical contracts, dental contracts and credit life and disability contracts. For short duration contracts, claims and benefits payable reserves are recorded when insured events occur. The liability is based on the expected ultimate cost of settling the claims. The claims and benefits payable reserves include: (1) case reserves for known but unpaid claims as of the balance sheet date; (2) incurred but not reported ("IBNR") reserves for claims where the insured event has occurred but has not been reported to the Company as of the balance sheet date; and (3) loss adjustment expense reserves for the expected handling costs of settling the claims.

For group disability, the case reserves and the IBNR reserves are recorded at an amount equal to the net present value of the expected future claims payments. Group long-term disability and group term life waiver of premiums reserves are discounted to the valuation date at the valuation interest rate. The valuation interest rate is reviewed quarterly by taking into consideration actual and expected earned rates on our asset portfolio. Group long-term disability and group term life reserve adequacy studies are performed annually, and morbidity and mortality assumptions are adjusted where appropriate.

Changes in the estimated liabilities are recorded as a charge or credit to policyholder benefits as estimates are revised.

Deferred Gain on Disposal of Businesses

Deferred Gain on Disposal of Businesses

The Company recorded a deferred gain on disposal of businesses utilizing reinsurance. On March 1, 2000, the Company sold its LTC business using a coinsurance contract. On April 2, 2001, the Company sold its FFG business using coinsurance and a modified coinsurance contract. Since the form of sale did not discharge the Company's primary liability to the insureds, the gain on these disposals was deferred and reported as a liability. The liability is decreased and recognized as revenue over the estimated life of the contracts' terms. The Company reviews and evaluates the estimates affecting the deferred gain on disposal of businesses annually or when significant information affecting the estimates becomes known to the Company, and adjusts the revenue accordingly. Based on the Company's annual review in the fourth quarters of 2012 and 2011, there were no adjustments to the estimates affecting the deferred gain.

Premiums

Premiums

Long Duration Contracts

Premiums for LTC insurance and life insurance contracts no longer offered are recognized as revenue when due from the policyholder. For investment-type annuity contracts within FFG, revenues consist of charges assessed against policy balances. For the FFG and LTC businesses previously sold and life insurance contracts no longer offered, all revenue is ceded.

Short Duration Contracts

The Company's short duration contracts are those on which the Company recognizes revenue on a pro-rata basis over the contract term. The Company's short duration contracts primarily include group term life, group disability, dental and credit life and disability.

Total Other-Than-Temporary Impairment Losses

Total Other-Than-Temporary Impairment Losses

For debt securities with credit losses and non-credit losses or gains, total OTTI losses is the total of the decline in fair value from either the most recent OTTI determination or a prior period end in which the fair value declined until the current period end valuation date. This amount does not include any securities that had fair value increases. For equity securities and debt securities that the Company has the intent to sell or if it is more likely than not that it will be required to sell for equity securities that have an OTTI or for debt securities if there are only credit losses, total other-than-temporary impairment losses is the total amount by which the fair value of the security is less than its amortized cost basis at the period end valuation date and the decline in fair value is deemed to be other-than-temporary.

Fees and Other Income	Fees and Other Income The Company derives fees and other income from providing administrative services. These fees are recognized monthly when services are performed.
Underwriting, General and Administrative Expenses

Underwriting, General and Administrative Expenses

Underwriting, general and administrative expenses consist primarily of commissions, premium taxes, licenses, fees, salaries and personnel benefits and other general operating expenses.

Leases	Leases The Company records expenses for operating leases on a straight-line basis over the lease term.
Contingencies

Contingencies

The Company evaluates each contingent matter separately. A loss contingency is recorded if reasonably estimable and probable. The Company establishes reserves for these contingencies at the best estimate, or if no one estimated number within the range of possible losses is more probable than any other, the Company records an estimated reserve at the low end of the estimated range. Contingencies affecting the Company primarily relate to litigation matters which are inherently difficult to evaluate and are subject to significant changes. The Company believes the contingent amounts recorded are adequate and reasonable.

Recent Accounting Pronouncements - Adopted

Recent Accounting Pronouncements — Adopted

On September 30, 2012, the Company adopted the amended intangibles-goodwill and other guidance. This guidance allows an entity to first assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test for indefinite-lived intangible assets. Under this amended guidance, an entity would not be required to calculate the fair value of an indefinite-lived intangible asset, unless the entity determines, based on qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The amended guidance includes a number of events and circumstances for an entity to consider in conducting the qualitative assessment and did not have an impact on the Company's financial position or results of operations.

On January 1, 2012, the Company adopted the guidance on fair value measurement. This amended guidance changes certain fair value measurement principles and expands required disclosures to include quantitative and qualitative information about unobservable inputs in Level 3 measurements to achieve common fair value measurement and disclosure requirements in GAAP and International Financial Reporting Standards. The adoption of this guidance did not have an impact on the Company's financial position or results of operations.

On January 1, 2012, the Company adopted the amendments to existing guidance on accounting for costs associated with acquiring or renewing insurance contracts. The amendments modified the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts. Under this amended guidance, only direct incremental costs associated with successful insurance contract acquisitions or renewals are deferrable. This guidance was adopted retrospectively and has been applied to all prior period financial information contained in these Financial Statements. As of January 1, 2010, the beginning of the earliest period presented, the cumulative effect adjustment recorded to reflect this guidance resulted in a decrease of $195 in total stockholder's equity.

The effect of adoption of this new guidance on the December 31, 2011 consolidated balance sheet was as follows:

	As Previously Reported	Effect of Change	As Currently Reported
Deferred acquisition costs	$549	$(320)	$229
Total assets	334,588	(320)	334,268
Deferred income taxes, net	485	(112)	373
Total liabilities	277,047	(112)	276,935
Retained earnings	2,393	(208)	2,185
Total stockholder's equity	57,541	(208)	57,333
Total liabilities and stockholder's equity	334,588	(320)	334,268

The effect of adoption of this new guidance on the December 31, 2010 balance sheet was as follows:

	As Previously Reported	Effect of Change	As Currently Reported
Deferred acquisition costs	$461	$(301)	$160
Total assets	321,866	(301)	321,565
Deferred income taxes, net	450	(106)	344
Total liabilities	267,485	(106)	267,379
Retained earnings	4,983	(195)	4,788
Total stockholder's equity	54,381	(195)	54,186
Total liabilities and stockholder's equity	321,866	(301)	321,565

The effect of adoption of this new guidance on the statement of operations for the year ended December 31, 2011 was as follows:

	As Previously Reported	Effect of Change	As Currently Reported
Amortization of deferred acquisition costs	$778	$(450)	$328
Underwriting, general and administrative expenses	10,149	469	10,618
Total benefits, losses and expenses	43,141	19	43,160
Income before provision for income taxes	1,570	(19)	1,551
Provision for income taxes	(221)	(6)	(227)
Net income	1,791	(13)	1,778

The effect of adoption of this new guidance on the statement of operations for the year ended December 31, 2010 was as follows:

	As Previously Reported	Effect of Change	As Currently Reported
Amortization of deferred acquisition costs	$831	$(396)	$435
Underwriting, general and administrative expenses	12,961	396	13,357

On December 31, 2011, the Company adopted the new guidance related to the presentation of comprehensive income. This guidance provides two alternatives for presenting comprehensive income. An entity can report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. Each component of net income and each component of other comprehensive income, together with totals for comprehensive income and its two parts, net income and other comprehensive income, are displayed under either alternative. The statement(s) are to be presented with equal prominence as the other primary financial statements. The new guidance eliminates the Company's previously applied option to report other comprehensive income and its components in the statement of changes in stockholder's equity. The guidance does not change the items that constitute net income or other comprehensive income, and does not change when an item of other comprehensive income must be reclassified to net income. The Company chose to early adopt this guidance and therefore is reporting comprehensive income in a separate but consecutive statement, with full retrospective application as required by the guidance. The adoption of the new presentation requirements did not have an impact on the Company's financial position or results of operations.

On October 1, 2011, the Company adopted the amended intangibles-goodwill and other guidance. This guidance allows an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Under this amended guidance, an entity would not be required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The amended guidance includes a number of events and circumstances for an entity to consider in conducting the qualitative assessment. The Company chose to early adopt the revised standard and applied the amended guidance to its fourth quarter annual goodwill impairment test. The adoption of the amended guidance results in a change to the procedures for assessing goodwill impairment and did not have an impact on the Company's financial position or results of operations. See Notes 2 and 13 for more information.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Schedule of effect of adoption of new guidance on the consolidated balance sheet and statement of operations

The effect of adoption of this new guidance on the December 31, 2011 consolidated balance sheet was as follows:

	As Previously Reported	Effect of Change	As Currently Reported
Deferred acquisition costs	$549	$(320)	$229
Total assets	334,588	(320)	334,268
Deferred income taxes, net	485	(112)	373
Total liabilities	277,047	(112)	276,935
Retained earnings	2,393	(208)	2,185
Total stockholder's equity	57,541	(208)	57,333
Total liabilities and stockholder's equity	334,588	(320)	334,268

The effect of adoption of this new guidance on the December 31, 2010 balance sheet was as follows:

	As Previously Reported	Effect of Change	As Currently Reported
Deferred acquisition costs	$461	$(301)	$160
Total assets	321,866	(301)	321,565
Deferred income taxes, net	450	(106)	344
Total liabilities	267,485	(106)	267,379
Retained earnings	4,983	(195)	4,788
Total stockholder's equity	54,381	(195)	54,186
Total liabilities and stockholder's equity	321,866	(301)	321,565

The effect of adoption of this new guidance on the statement of operations for the year ended December 31, 2011 was as follows:

	As Previously Reported	Effect of Change	As Currently Reported
Amortization of deferred acquisition costs	$778	$(450)	$328
Underwriting, general and administrative expenses	10,149	469	10,618
Total benefits, losses and expenses	43,141	19	43,160
Income before provision for income taxes	1,570	(19)	1,551
Provision for income taxes	(221)	(6)	(227)
Net income	1,791	(13)	1,778

The effect of adoption of this new guidance on the statement of operations for the year ended December 31, 2010 was as follows:

	As Previously Reported	Effect of Change	As Currently Reported
Amortization of deferred acquisition costs	$831	$(396)	$435
Underwriting, general and administrative expenses	12,961	396	13,357

Investments (Tables)	12 Months Ended
Dec. 31, 2012
Investments
Schedule of cost or amortized cost, gross unrealized gains and losses, fair value and OTTI of fixed maturity and equity securities

	December 31, 2012
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI
Fixed maturity securities:
United States Government and government agencies and authorities	$540	$257	$0	$797	$0
States, municipalities and political subdivisions	26,527	3,654	0	30,181	0
Foreign governments	255	148	0	403	0
Commercial mortgage-backed	1,343	111	0	1,454	0
Residential mortgage-backed	7,888	923	(1)	8,810	127
Corporate	70,176	10,332	(39)	80,469	41
Total fixed maturity securities	$106,729	$15,425	$(40)	$122,114	$168
Equity securities:
Non-redeemable preferred stocks	$6,144	$869	$(105)	$6,908	$0

	December 31, 2011
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI
Fixed maturity securities:
United States Government and government agencies and authorities	$509	$238	$0	$747	$0
States, municipalities and political subdivisions	26,993	3,461	0	30,454	0
Foreign governments	755	123	0	878	0
Asset-backed	90	2	0	92	0
Commercial mortgage-backed	1,951	95	0	2,046	0
Residential mortgage-backed	8,418	788	0	9,206	115
Corporate	71,841	7,623	(190)	79,274	27
Total fixed maturity securities	$110,557	$12,330	$(190)	$122,697	$142
Equity securities:
Non-redeemable preferred stocks	$6,041	$459	$(434)	$6,066	$0

Schedule of cost or amortized cost and fair value of fixed maturity securities by contractual maturity

The cost or amortized cost and fair value of fixed maturity securities at December 31, 2012 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because issuers of the securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	Cost or Amortized Cost	Fair Value
Due in one year or less	$5,501	$5,618
Due after one year through five years	18,355	20,063
Due after five years through ten years	25,905	29,568
Due after ten years	47,737	56,601
Total	97,498	111,850
Commercial mortgage-backed	1,343	1,454
Residential mortgage-backed	7,888	8,810
Total	$106,729	$122,114

Schedule of major categories of net investment income

	Years Ended December 31,
	2012	2011	2010
Fixed maturity securities	$5,735	$6,354	$5,868
Equity securities	412	512	543
Commercial mortgage loans on real estate	1,604	1,545	1,585
Policy loans	13	3	17
Short-term investments	0	2	10
Other investments	42	65	101
Cash and cash equivalents	0	1	2
Total investment income	7,806	8,482	8,126
Investment expenses	(245)	(233)	(235)
Net investment income	$7,561	$8,249	$7,891

Summary of proceeds from sales of available-for-sale securities and the gross realized gains and gross realized losses
	For the Years Ended December 31,
	2012	2011	2010
Proceeds from sales	$8,748	$36,092	$9,254
Gross realized gains	471	1,387	250
Gross realized losses	77	1,057	42

Schedule of net realized gains (losses), including other-than-temporary impairments

	Years Ended December 31,
	2012	2011	2010
Net realized gains (losses) related to sales and other:
Fixed maturity securities	$309	$466	$196
Equity securities	62	(136)	12
Commercial mortgage loans on real estate	0	(10)	(147)
Total net realized gains related to sales and other	371	320	61
Net realized losses related to other-than-temporary impairments:
Fixed maturity securities	0	(21)	(98)
Equity securities	(6)	0	(7)
Total net realized losses related to other-than-temporary impairments	(6)	(21)	(105)
Total net realized gains (losses)	$365	$299	$(44)

Schedule of credit loss impairments on fixed maturity securities for which a portion of the OTTI loss was recognized in AOCI

	Years Ended December 31,
	2012	2011	2010
Balance, beginning of year	$1,573	$1,639	$1,827
Additions for credit loss impairments recognized in the current period on securities not previously impaired	0	20	0
Additions for credit loss impairments recognized in the current period on securities previously impaired	0	1	0
Reductions for securities which the amount previously recognized in other comprehensive income was recognized in earnings because the entity intends to sell the security	0	0	(9)
Reductions for increases in cash flows expected to be collected that are recognized over the remaining life of the security	(6)	(6)	(5)
Reductions for credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period	(71)	(81)	(174)
Balance, end of year	$1,496	$1,573	$1,639

Schedule of gross unrealized losses on fixed maturity securities and equity securities

The investment category and duration of the Company's gross unrealized losses on fixed maturity securities and equity securities at December 31, 2012 and 2011 were as follows:

	December 31, 2012
	Less than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturity securities:
Residential mortgage-backed	$547	$(1)	$0	$0	$547	$(1)
Corporate	4,726	(37)	554	(2)	5,280	(39)
Total fixed maturity securities	$5,273	$(38)	$554	$(2)	$5,827	$(40)
Equity securities:
Non-redeemable preferred stocks	$394	$(3)	$472	$(102)	$866	$(105)
	December 31, 2011
	Less than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturity securities:
Corporate	$2,909	$(62)	$419	$(128)	$3,328	$(190)
Equity securities:
Non-redeemable preferred stocks	$841	$(89)	$1,083	$(345)	$1,924	$(434)

Schedule of available-for-sale fixed maturity securities in an unrealized loss position

The cost or amortized cost and fair value of available-for-sale fixed maturity securities in an unrealized loss position at December 31, 2012, by contractual maturity, is shown below.

	Cost or Amortized Cost	Fair Value
Due after one year through five years	$2,162	$2,145
Due after five years through ten years	2,601	2,581
Due after ten years	556	554
Total	5,319	5,280
Residential mortgage-backed	548	547
Total	$5,867	$5,827

Summary of loan-to-value and average debt-service coverage ratios

The following summarizes our loan-to-value and average debt-service coverage ratios as of the dates indicated:

	December 31, 2012
	Carrying Value	% of Gross Mortgage Loans	Debt- Service Coverage ratio
Loan-to-Value
70% and less	$20,657	74.6%	2.11
71 - 80%	1,284	4.6%	1.52
81 - 95%	5,766	20.8%	1.09
Gross commercial mortgage loans	27,707	100.0%	1.87
Less valuation allowance	(512)
Net commercial mortgage loans	$27,195
	December 31, 2011
	Carrying Value	% of Gross Mortgage Loans	Debt- Service Coverage ratio
Loan-to-Value
70% and less	$16,706	62.4%	2.09
71 - 80%	3,133	11.7%	1.37
81 - 95%	5,692	21.2%	1.27
Greater than 95%	1,256	4.7%	0.80
Gross commercial mortgage loans	26,787	100.0%	1.77
Less valuation allowance	(512)
Net commercial mortgage loans	$26,275

Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures
Schedule of the Company's fair value hierarchy for recurring basis assets and liabilities

The following tables present the Company's fair value hierarchy for those recurring basis assets and liabilities as of December 31, 2012 and 2011.

	December 31, 2012
	Total	Level 1		Level 2		Level 3
Financial Assets
Fixed maturity securities:
United States Government and government agencies and authorities	$797	$0		$797		$0
State, municipalities and political subdivisions	30,181	0		30,181		0
Foreign governments	403	0		403		0
Commercial mortgage-backed	1,454	0		1,454		0
Residential mortgage-backed	8,810	0		8,810		0
Corporate	80,469	0		78,986		1,483
Equity securities:
Non-redeemable preferred stocks	6,908	0		6,907		1
Short-term investments	2,126	2,126	(b)	0		0
Assets held in separate accounts	11,105	8,009	(a)	3,096	(c)	0
Total financial assets	$142,253	$10,135		$130,634		$1,484
Financial Liabilities
Liabilities related to separate accounts	$11,105	$8,009	(a)	$3,096	(c)	$0

	December 31, 2011
	Total	Level 1		Level 2		Level 3
Financial Assets
Fixed maturity securities:
United States Government and government agencies and authorities	$747	$0		$747		$0
State, municipalities and political subdivisions	30,454	0		30,454		0
Foreign governments	878	0		878		0
Asset-backed	92	0		92		0
Commercial mortgage-backed	2,046	0		2,046		0
Residential mortgage-backed	9,206	0		9,206		0
Corporate	79,274	0		77,214		2,060
Equity securities:
Non-redeemable preferred stocks	6,066	0		6,065		1
Short-term investments	3,111	3,111	(b)	0		0
Assets held in separate accounts	10,939	7,854	(a)	3,085	(c)	0
Total financial assets	$142,813	$10,965		$129,787		$2,061
Financial Liabilities
Liabilities related to separate accounts	$10,939	$7,854	(a)	$3,085	(c)	$0

(a)  Mainly includes mutual funds.

(b)  Mainly includes money market funds.

(c)  Mainly includes fixed maturity securities.

Summary of the change in balance sheet carrying value associated with Level 3 financial assets carried at fair value

The following tables summarize the change in balance sheet carrying value associated with Level 3 financial assets carried at fair value during the years ended December 31, 2012 and 2011:

	Year Ended December 31, 2012
	Balance, beginning of period	Total losses (realized/ unrealized) included in earnings	Net unrealized gains included in stockholder's equity	Sales	Transfers out (1)	Balance, end of period
Fixed maturity securities
Corporate	$2,060	$(11)	$52	$(618)	$0	$1,483
Equity securities
Non-redeemable preferred stocks	1	0	1	0	(1)	1
Total level 3 assets	$2,061	$(11)	$53	$(618)	$(1)	$1,484
	Year Ended December 31, 2011
	Balance, beginning of period	Total losses (realized/ unrealized) included in earnings	Net unrealized gains included in stockholder's equity	Sales	Transfers in (1)	Balance, end of period
Fixed maturity securities
Corporate	$1,187	$(19)	$91	$(281)	$1,082	$2,060
Equity securities
Non-redeemable preferred stocks	0	0	1	0	0	1
Total level 3 assets	$1,187	$(19)	$92	$(281)	$1,082	$2,061

(1)  Transfers are primarily attributable to changes in the availability of observable market information and re-evaluation of the observability of pricing inputs.

Schedule of goodwill impairment charges	The following table presents the goodwill impairment charges as of December 31, 2012, 2011 and 2010:
	Impairment Charges Twelve Months Ended December 31,
	2012	2011	2010
Goodwill	$0	$0	$790

Schedule of carrying value and fair value of the financial instruments that are not recognized or are not carried at fair value

The following table discloses the carrying value and fair value of the financial instruments that are not recognized or are not carried at fair value in the balance sheet as of December 31, 2012 and 2011.

	December 31, 2012
		Fair Value
	Carrying Value	Total	Level 1	Level 2	Level 3
Financial Assets
Commercial mortgage loans on real estate	$27,195	$30,443	$0	$0	$30,443
Policy loans	208	208	208	0	0
Total financial assets	$27,403	$30,651	$208	$0	$30,443
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	$3,291	$3,636	$0	$0	$3,636
Funds held under reinsurance	92	92	92	0	0
Total financial liabilities	$3,383	$3,728	$92	$0	$3,636
	December 31, 2011
		Fair Value
	Carrying Value	Total	Level 1	Level 2	Level 3
Financial Assets
Commercial mortgage loans on real estate	$26,275	$28,733	$0	$0	$28,733
Policy loans	146	146	146	0	0
Total financial assets	$26,421	$28,879	$146	$0	$28,733
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	$3,202	$3,486	$0	$0	$3,486
Funds held under reinsurance	91	91	91	0	0
Total financial liabilities	$3,293	$3,577	$91	$0	$3,486

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes
Schedule of the Company's current and deferred tax expense (benefit)
	Year Ended December 31,
	2012	2011	2010
Current expense (benefit)	$1,842	$(432)	$3,760
Deferred (benefit) expense	(203)	205	290
Total income tax expense (benefit)	$1,639	$(227)	$4,050

Schedule of reconciliation of the federal income tax rate to the Company's effective income tax rate

	December 31,
	2012	2011	2010
Federal income tax rate:	35.0%	35.0%	35.0%
Reconciling items:
Tax exempt interest	(8.9)	(33.5)	(2.5)
Change in valuation allowance	0.0	(10.3)	0.1
Dividends-received deduction	(1.5)	(7.0)	(0.8)
Goodwill impairment*	0.0	0.0	2.4
Permanent nondeductible expenses	0.2	0.9	0.1
Other	0.3	0.2	0.1
Effective income tax rate:	25.1%	(14.7)%	34.4%

*  See Note 13 for further information on goodwill impairment.

Schedule of reconciliation of the beginning and ending amounts of unrecognized tax benefits

A reconciliation of the beginning and ending amounts of unrecognized tax benefits for the year ended December 31, 2012 is as follows:

Balance at beginning of year	$0
Additions based on tax positions related to the current year	0
Reductions based on tax positions related to the current year	0
Additions for tax positions of prior years	(235)
Reductions for tax positions of prior years	0
Settlements	235
Balance at end of year	$0

Schedule of significant deferred tax assets and deferred tax liabilities

	December 31,
	2012	2011
Deferred Tax Assets
Deferred gain on disposal of business	$931	$1,083
Investments, net	3,368	3,873
Deferred acquisition costs	951	933
Employee and post-retirement benefits	676	568
Compensation related	8	10
Other	111	86
Total deferred tax asset	6,045	6,553
Less valuation allowance	0	0
Deferred tax asset, net of valuation allowance	6,045	6,553
Deferred Tax Liabilities
Policyholder and separate account reserves	1,921	2,250
Net unrealized appreciation on securities	5,644	4,258
Other	45	418
Total deferred tax liability	7,610	6,926
Net deferred income tax liability	$(1,565)	$(373)

Premiums and Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Premiums and Accounts Receivable
Schedule of receivables, net of an allowance for uncollectible items

	As of December 31,
	2012	2011
Insurance premiums receivable	$1,737	$2,094
Other receivables	209	248
Total (1)	$1,946	$2,342

(1)  For the years ended December 31, 2012 and 2011, the Company did not have any allowances for uncollectible items.

Statutory Information (Tables)	12 Months Ended
Dec. 31, 2012
Statutory Information
Schedule of reconciliations of net income and stockholder's equity

	Net Income			Shareholder's Equity
	2012	2011	2010	2012	2011
Based on statutory accounting principles	$5,518	$1,289	$7,840	$46,926	$42,059
Deferred acquisition costs	(15)	68	(134)	214	229
Deferred and uncollected premiums	1	(3)	(5)	33	32
Policy and claim reserves	(914)	367	1,329	6,812	7,726
Investment valuation difference	(32)	(7)	(211)	15,621	11,668
Commissions and fees	22	58	96	(7)	(29)
Deferred taxes	203	(205)	(290)	(6,462)	(5,298)
Deferred gain on disposal of businesses	149	161	2	(2,659)	(3,095)
Goodwill and intangibles	(7)	(5)	(799)	324	331
Pension	(309)	(246)	(311)	(1,932)	(1,623)
Reinsurance in unauthorized companies	0	0	0	2	0
Interest maintenance reserve, deferral and amortization	268	301	212	544	276
Asset valuation reserve	0	0	0	982	852
Non-admitted assets and other	0	0	(1)	3,800	4,205
Based on generally accepted accounting principles	$4,884	$1,778	$7,728	$64,198	$57,333

Reinsurance (Tables)	12 Months Ended
Dec. 31, 2012
Reinsurance
Schedule of reinsurance recoverables

The following table provides details of the reinsurance recoverables balance as of December 31:

	2012	2011
Ceded future policyholder benefits and expense	$133,404	$125,542
Ceded unearned premium	2,869	3,491
Ceded claims and benefits payable	28,896	25,704
Ceded paid losses	1,611	3,312
Total	$166,780	$158,049

Schedule of reinsurance recoverable grouped by A.M. Best rating

The following table provides the reinsurance recoverable as of December 31, 2012 grouped by A.M. Best rating:

A.M. Best ratings of reinsurer	Ceded future policyholder benefits and expense	Ceded unearned premiums	Ceded claims and benefits payable	Ceded paid losses	Total
A++ or A+	$129,777	$2,712	$27,684	$147	$160,320
A or A–	3,627	166	690	119	4,602
Not rated	0	(9)	522	1,345	1,858
Reinsurance recoverable	$133,404	$2,869	$28,896	$1,611	$166,780

Schedule of effect of reinsurance on premiums earned and benefits incurred

	Years Ended December 31,
	2012			2011			2010
	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total
Direct earned premiums and other considerations	$9,832	$24,950	$34,782	$10,175	$28,597	$38,772	$10,363	$34,688	$45,051
Assumed premiums	301	6,506	6,807	721	8,634	9,355	0	8,727	8,727
Ceded premiums	(9,832)	(1,680)	(11,512)	(10,175)	(2,409)	(12,584)	(10,363)	(4,774)	(15,137)
Net earned premiums and other considerations	$301	$29,776	$30,077	$721	$34.822	$35.543	$0	$38,641	$38.641
Direct policyholder benefits	$18,909	$16,494	$35,403	$20,094	$28,066	$48,160	$53,892	$19,881	$73,773
Assumed policyholder benefits	600	4,279	4,879	558	9,062	9,620	0	6,928	6,928
Ceded policyholder benefits	(18,948)	(1,717)	(20,665)	(20,088)	(5,478)	(25,566)	(53,886)	(6,370)	(60,256)
Net policyholder benefits	$561	$19,056	$19,617	$564	$31,650	$32,214	$6	$20,439	$20,445

Reserves (Tables)	12 Months Ended
Dec. 31, 2012
Reserves
Schedule of reserve information of the Company's major product lines

	December 31, 2012				December 31, 2011
			Claims and Benefits Payable				Claims and Benefits Payable
	Future Policy Benefits and Expenses	Unearned Premiums	Case Reserves	Incurred But Not Reported Reserves	Future Policy Benefits and Expenses	Unearned Premiums	Case Reserves	Incurred But Not Reported Reserves
Long Duration Contracts:
Life insurance no longer offered	$767	$2	$598	$3	$979	$2	$623	$7
FFG, LTC and other disposed businesses	132,614	2,710	21,784	1,671	124,602	2,755	17,711	1,530
All other	3,066	7	242	138	313	13	2,422	116
Short Duration Contracts:
Group term life	0	45	8,199	832	0	40	9,772	1,632
Group disability	0	76	75,895	3,766	0	70	84,695	4,250
Medical	0	2	775	40	0	2	1,001	40
Dental	0	104	46	493	0	61	53	569
Credit life and disability	0	308	846	727	0	912	1,494	2,515
Other	0	2	0	13	0	0	0	0
Total	$136,447	$3,256	$108,385	$7,683	$125,894	$3,855	$117,771	$10,659

Schedule of roll forward of the Company's product lines with the most significant claims and benefits payable balances

	Group Term Life	Group Disability
Balance as of December 31, 2009, gross of reinsurance	$10,871	$99,547
Less: Reinsurance ceded and other (1)	(217)	(33,313)
Balance as of January 1, 2010, net of reinsurance	10,654	66,234
Incurred losses related to:
Current year	2,467	11,802
Prior year's interest	453	3,426
Prior year(s)	(1,111)	(7,132)
Total incurred losses	1,809	8,096
Paid losses related to:
Current year	1,190	972
Prior year(s)	1,261	(12,528)
Total paid losses	2,451	(11,556)
Balance as of December 31, 2010, net of reinsurance	10,012	85,886
Plus: Reinsurance ceded and other (1)	310	3,461
Balance as of December 31, 2010, gross of reinsurance	10,322	89,347
Less: Reinsurance ceded and other (1)	(310)	(3,461)
Balance as of January 1, 2011, net of reinsurance	10,012	85,886
Incurred losses related to:
Current year	4,058	11,920
Prior year's interest	441	4,130
Prior year(s)	(838)	835
Total incurred losses	3,661	16,885
Paid losses related to:
Current year	1,563	2,230
Prior year(s)	1,097	16,256
Total paid losses	2,660	18,486
Balance as of December 31, 2011, net of reinsurance	11,013	84,285
Plus: Reinsurance ceded and other (1)	391	4,660
Balance as of December 31, 2011, gross of reinsurance	$11,404	$88,945
Less: Reinsurance ceded and other (1)	(391)	(4,660)
Balance as of January 1, 2012, net of reinsurance	11,013	84,285
Incurred losses related to:
Current year	2,366	7,275
Prior year's interest	418	3,806
Prior year(s)	(866)	(1,670)
Total incurred losses	1,918	9,411
Paid losses related to:
Current year	1,486	1,200
Prior year(s)	2,587	17,505
Total paid losses	4,073	18,705
Balance as of December 31, 2012, net of reinsurance	8,858	74,991
Plus: Reinsurance ceded and other (1)	173	4,670
Balance as of December 31, 2012, gross of reinsurance	$9,031	$79,661

(1)  Reinsurance ceded and other includes claims and benefits payable balances that have either been (a) reinsured to third parties, (b) established for claims related expenses whose subsequent payment is not recorded as a paid claim, or (c) reserves established for obligations that would persist even if contracts were cancelled (such as extension of benefits), which cannot be analyzed appropriately under a roll-forward approach.

Deferred Acquisition Costs (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Acquisition Costs
Schedule of deferred acquisition costs
	Years Ended December 31,
	2012	2011	2010
Beginning balance	$229	$160	$295
Costs deferred	462	397	300
Amortization	(477)	(328)	(435)
Ending balance	$214	$229	$160

Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill
Schedule of goodwill

	Goodwill for the Years Ended December 31,
	2012	2011	2010
Balance as of January 1:
Goodwill	$2,038	$2,038	$2,038
Accumulated impairment loss	(1,714)	(1,714)	(924)
	324	324	1,114
Impairments *	0	0	(790)
Goodwill	2,038	2,038	2,038
Accumulated impairment losses	(1,714)	(1,714)	(1,714)
Balance as of December 31:	$324	$324	$324

*  See Notes 2 and 4 for further information.

Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income
Schedule of reclassification adjustments

	Year Ended December 31,
	2012	2011	2010
Reclassification of net realized gains on sales of securities included in net income, net of taxes	$229	$145	$47
Reclassification of net realized losses on sales of securities previously written down included in net income, net of taxes	$0	$(14)	$0

Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Investments:
Delinquency period to place loans on non-accrual status		90 days
Other-than-temporary impairment threshold, percentage of market price to original purchase price		80.00%
Other Assets
Impairments of finite-lived or indefinite-lived other intangible assets		$ 0	$ 0
Reserves
Percentage of certainty that ultimate losses will not exceed claims reserves	0.00%
Deferred Gain on Disposal of Businesses
Adjustments to estimates affecting deferred gain on disposal of businesses		$ 0
Long Duration Contracts
Percentage of risks related to reserves recorded for policies under FFG, LTC and life insurance no longer offered, ceded via reinsurance		100.00%

Summary of Significant Accounting Policies (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2009 As Previously Reported	Dec. 31, 2009 Effect of Change	Jan. 01, 2010 Total stockholder's equity Effect of Change	Dec. 31, 2011 Recent Accounting Pronouncements As Previously Reported	Dec. 31, 2010 Recent Accounting Pronouncements As Previously Reported	Dec. 31, 2011 Recent Accounting Pronouncements Effect of Change	Dec. 31, 2010 Recent Accounting Pronouncements Effect of Change
Effect of adoption of new guidance on the consolidated balance sheet
Deferred acquisition costs	$ 214	$ 229	$ 160	$ 295				$ 549	$ 461	$ (320)	$ (301)
Total assets	341,151	334,268	321,565					334,588	321,866	(320)	(301)
Deferred income taxes, net	1,565	373	344					485	450	(112)	(106)
Total liabilities	276,953	276,935	267,379					277,047	267,485	(112)	(106)
Retained earnings	6,460	2,185	4,788					2,393	4,983	(208)	(195)
Total stockholder's equity	64,198	57,333	54,186	60,486	60,681	(195)	195	57,541	54,381	(208)	(195)
Total liabilities and stockholder's equity	341,151	334,268	321,565					334,588	321,866	(320)	(301)
Effect of adoption of new guidance on the statement of operations
Amortization of deferred acquisition costs	477	328	435					778	831	(450)	(396)
Underwriting, general and administrative expenses	11,977	10,618	13,357					10,149	12,961	469	396
Total benefits, losses and expenses	32,071	43,160	35,027					43,141		19
Income before provision for income taxes	6,523	1,551	11,778					1,570		(19)
Provision for income taxes	(1,639)	227	(4,050)					(221)		(6)
Net income	$ 4,884	$ 1,778	$ 7,728					$ 1,791		$ (13)

Investments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investments
Cost or Amortized Cost	$ 142,884
Fair Value	162,281
Fixed maturity securities
Investments
Cost or Amortized Cost	106,729	110,557
Gross Unrealized Gains	15,425	12,330
Gross Unrealized Losses	(40)	(190)
Fair Value	122,114	122,697
OTTI in AOCI	168	142
Fixed maturity securities | United States Government and government agencies and authorities
Investments
Cost or Amortized Cost	540	509
Gross Unrealized Gains	257	238
Gross Unrealized Losses	0	0
Fair Value	797	747
OTTI in AOCI	0	0
Fixed maturity securities | States, municipalities and political
Investments
Cost or Amortized Cost	26,527	26,993
Gross Unrealized Gains	3,654	3,461
Gross Unrealized Losses	0	0
Fair Value	30,181	30,454
OTTI in AOCI	0	0
Fixed maturity securities | Foreign governments
Investments
Cost or Amortized Cost	255	755
Gross Unrealized Gains	148	123
Gross Unrealized Losses	0	0
Fair Value	403	878
OTTI in AOCI	0	0
Fixed maturity securities | Asset-backed
Investments
Cost or Amortized Cost		90
Gross Unrealized Gains		2
Gross Unrealized Losses		0
Fair Value		92
OTTI in AOCI		0
Fixed maturity securities | Commercial mortgage-backed
Investments
Cost or Amortized Cost	1,343	1,951
Gross Unrealized Gains	111	95
Gross Unrealized Losses	0	0
Fair Value	1,454	2,046
OTTI in AOCI	0	0
Fixed maturity securities | Residential mortgage-backed
Investments
Cost or Amortized Cost	7,888	8,418
Gross Unrealized Gains	923	788
Gross Unrealized Losses	(1)	0
Fair Value	8,810	9,206
OTTI in AOCI	127	115
Fixed maturity securities | Corporate
Investments
Cost or Amortized Cost	70,176	71,841
Gross Unrealized Gains	10,332	7,623
Gross Unrealized Losses	(39)	(190)
Fair Value	80,469	79,274
OTTI in AOCI	41	27
Equity securities | Non-redeemable preferred stocks
Investments
Cost or Amortized Cost	6,144	6,041
Gross Unrealized Gains	869	459
Gross Unrealized Losses	(105)	(434)
Fair Value	6,908	6,066
OTTI in AOCI	$ 0	$ 0

Investments (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Investments
Fair Value	162,281
States, municipalities and political subdivisions | Pre-refunded bonds
Investments
Fair Value	7,368	7,359
Investment portfolio | Credit concentration | Corporate fixed maturity and equity securities | United Kingdom
Investments
Concentration percentage	6.00%	5.00%
Investment portfolio | Credit concentration | Corporate fixed maturity and equity securities | Other individual European countries | Maximum
Investments
Concentration percentage	2.00%	2.00%
Investment portfolio | Credit concentration | States, municipalities and political subdivisions | Individual U. S. states | Maximum
Investments
Concentration percentage	3.00%	3.00%
Investment portfolio | Credit concentration | States, municipalities and political subdivisions | Municipal revenue bonds
Investments
Concentration percentage	53.00%	53.00%
Investment revenue sources | Credit concentration | States, municipalities and political subdivisions | Municipal revenue bonds
Investments
Concentration percentage	90.00%	82.00%

Investments (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cost or Amortized Cost
Total	$ 106,729
Fair Value
Total	122,114	122,697
Fixed maturity securities
Cost or Amortized Cost
Due in one year or less	5,501
Due after one year through five years	18,355
Due after five years through ten years	25,905
Due after ten years	47,737
Total Cost or Amortized Cost, Contractual maturity	97,498
Fair Value
Due in one year or less	5,618
Due after one year through five years	20,063
Due after five years through ten years	29,568
Due after ten years	56,601
Total Fair Value, Contractual maturity	111,850
Commercial mortgage-backed
Cost or Amortized Cost
Cost or Amortized Cost	1,343
Fair Value
Fair Value	1,454
Residential mortgage-backed
Cost or Amortized Cost
Cost or Amortized Cost	7,888
Fair Value
Fair Value	$ 8,810

Investments (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Major categories of net investment income
Total investment income	$ 7,806	$ 8,482	$ 8,126
Investment expenses	(245)	(233)	(235)
Net investment income	7,561	8,249	7,891
Non-income producing investments	0
Fixed maturity securities
Major categories of net investment income
Total investment income	5,735	6,354	5,868
Equity securities
Major categories of net investment income
Total investment income	412	512	543
Commercial mortgage loans on real estate
Major categories of net investment income
Total investment income	1,604	1,545	1,585
Policy loans
Major categories of net investment income
Total investment income	13	3	17
Short-term investments
Major categories of net investment income
Total investment income	0	2	10
Other investments
Major categories of net investment income
Total investment income	42	65	101
Cash and cash equivalents
Major categories of net investment income
Total investment income	$ 0	$ 1	$ 2

Investments (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Available-for-sale securities, proceeds and realized gains (losses) included in earnings
Proceeds from sales	$ 8,748	$ 36,092	$ 9,254
Gross realized gains	471	1,387	250
Gross realized losses	$ 77	$ 1,057	$ 42
Other information
Average period of time for which securities were traded continuously at a price below book value for securities sold at a loss	50 months

Investments (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net realized gains (losses) related to sales and other
Total net realized gains related to sales and other	$ 371	$ 320	$ 61
Total net realized losses related to other-than-temporary impairments	(6)	(21)	(105)
Total net realized gains (losses)	365	299	(44)
Fixed maturity securities
Net realized gains (losses) related to sales and other
Total net realized gains related to sales and other	309	466	196
Total net realized losses related to other-than-temporary impairments	0	(21)	(98)
Equity securities
Net realized gains (losses) related to sales and other
Total net realized gains related to sales and other	62	(136)	12
Total net realized losses related to other-than-temporary impairments	(6)	0	(7)
Commercial mortgage loans on real estate
Net realized gains (losses) related to sales and other
Total net realized gains related to sales and other	$ 0	$ (10)	$ (147)

Investments (Details 7) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other-Than-Temporary Impairments
Other than temporary Impairments	$ 6	$ 40	$ 124
OTTI related to credit losses recognized in earnings	6	21	105
OTTI related to credit losses recognized in AOCI	0	19	19
Credit loss impairments on fixed maturity securities for which a portion of the OTTI loss was recognized in AOCI
Balance, beginning of year	1,573	1,639	1,827
Additions for credit loss impairments recognized in the current period on securities not previously impaired	0	20	0
Additions for credit loss impairments recognized in the current period on securities previously impaired	0	1	0
Reductions for securities which the amount previously recognized in other comprehensive income was recognized in earnings because the entity intends to sell the security	0	0	(9)
Reductions for increases in cash flows expected to be collected that are recognized over the remaining life of the security	(6)	(6)	(5)
Reductions for credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period	(71)	(81)	(174)
Balance, end of year	$ 1,496	$ 1,573	$ 1,639

Investments (Details 8) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011 item
Fair value of securities in a continuous unrealized loss position
Total Fair Value	$ 5,827
Unrealized losses on securities in a continuous unrealized loss position
Percentage of gross unrealized losses in a continuous loss position for less than twelve months	28.00%	24.00%
Number of individual securities comprising total gross unrealized losses	16	26
Maximum
Unrealized losses on securities in a continuous unrealized loss position
Total gross unrealized losses as a percentage of the aggregate fair value of the related securities	3.00%	12.00%
Residential mortgage-backed
Fair value of securities in a continuous unrealized loss position
Total Fair Value	547
Unrealized losses on securities in a continuous unrealized loss position
Number of individual securities comprising total gross unrealized losses	1
Fixed maturity securities
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months	5,273
Fair value of securities in a continuous unrealized loss position, 12 months or more	554
Total Fair Value	5,827
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	(38)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	(2)
Unrealized losses on securities in a continuous unrealized loss position	(40)
Fixed maturity securities | Residential mortgage-backed
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months	547
Fair value of securities in a continuous unrealized loss position, 12 months or more	0
Total Fair Value	547
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	(1)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	0
Unrealized losses on securities in a continuous unrealized loss position	(1)
Fixed maturity securities | Corporate
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months	4,726	2,909
Fair value of securities in a continuous unrealized loss position, 12 months or more	554	419
Total Fair Value	5,280	3,328
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	(37)	(62)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	(2)	(128)
Unrealized losses on securities in a continuous unrealized loss position	(39)	(190)
Equity securities | Non-redeemable preferred stocks
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months	394	841
Fair value of securities in a continuous unrealized loss position, 12 months or more	472	1,083
Total Fair Value	866	1,924
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	(3)	(89)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	(102)	(345)
Unrealized losses on securities in a continuous unrealized loss position	$ (105)	(434)

Investments (Details 9) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2012 Fixed maturity securities	Dec. 31, 2012 Residential mortgage-backed item	Dec. 31, 2012 Residential mortgage-backed Investment revenue sources Credit concentration	Dec. 31, 2012 Residential mortgage-backed Fixed income portfolio Credit concentration	Dec. 31, 2012 Residential mortgage-backed Total unrealized gain position Credit concentration
Cost or Amortized Cost
Due after one year through five years			$ 2,162
Due after five years through ten years			2,601
Due after ten years			556
Total	5,867		5,319	548
Fair Value
Due after one year through five years			2,145
Due after five years through ten years			2,581
Due after ten years			554
Total Fair Value	$ 5,827		$ 5,280	$ 547
Other information
Concentration percentage					3.00%	0.20%	0.80%
Number of securities with subprime exposure below investment grade	16	26		1

Investments (Details 10) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Fixed maturity securities	Dec. 31, 2011 Fixed maturity securities	Dec. 31, 2012 70% and less Maximum	Dec. 31, 2012 71 - 80% Minimum	Dec. 31, 2012 71 - 80% Maximum	Dec. 31, 2012 81 - 95% Minimum	Dec. 31, 2012 81 - 95% Maximum	Dec. 31, 2011 Greater than 95% Minimum	Dec. 31, 2012 Commercial mortgage loans	Dec. 31, 2011 Commercial mortgage loans	Dec. 31, 2012 Commercial mortgage loans 70% and less	Dec. 31, 2011 Commercial mortgage loans 70% and less	Dec. 31, 2012 Commercial mortgage loans 71 - 80%	Dec. 31, 2011 Commercial mortgage loans 71 - 80%	Dec. 31, 2012 Commercial mortgage loans 81 - 95%	Dec. 31, 2011 Commercial mortgage loans 81 - 95%	Dec. 31, 2011 Commercial mortgage loans Greater than 95%	Dec. 31, 2011 Commercial mortgage loans Geographic Concentration Risk	Dec. 31, 2012 Commercial mortgage loans Investment portfolio Geographic Concentration Risk California, Texas and New York	Dec. 31, 2012 Commercial mortgage loans Investment portfolio Geographic Concentration Risk California, Texas and New York Minimum	Dec. 31, 2011 Commercial mortgage loans Investment portfolio Geographic Concentration Risk California, Texas and New York Minimum	Dec. 31, 2012 Commercial mortgage loans Investment portfolio Geographic Concentration Risk California, Texas and New York Maximum	Dec. 31, 2011 Commercial mortgage loans Investment portfolio Geographic Concentration Risk California, Texas and New York Maximum
Investments
Concentration percentage																					47.00%
Loan-to-value percentage					70.00%	71.00%	80.00%	81.00%	95.00%	95.00%
Carrying Value	$ 27,707	$ 26,787											$ 20,657	$ 16,706	$ 1,284	$ 3,133	$ 5,766	$ 5,692	$ 1,256			$ 396	$ 407	$ 2,469	$ 2,532
Less valuation allowance	(512)	(512)
Net commercial mortgage loans	27,195	26,275
% of Gross Mortgage Loans											100.00%	100.00%	74.60%	62.40%	4.60%	11.70%	20.80%	21.20%	4.70%
Debt-Service Coverage ratio											1.87%	1.77%	2.11%	2.09%	1.52%	1.37%	1.09%	1.27%	0.80%
Increase in loan valuation allowance																				10
Fixed maturities on deposit with various governmental authorities			$ 797	$ 747

Fair Value Disclosures (Details) (Recurring basis, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Total
Financial Assets
Total financial assets	$ 142,253	$ 142,813
Financial Liabilities
Liabilities related to separate accounts	11,105	10,939
Total | Fixed maturity securities | United States Government and government agencies and authorities
Financial Assets
Total financial assets	797	747
Total | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Total financial assets	30,181	30,454
Total | Fixed maturity securities | Foreign governments
Financial Assets
Total financial assets	403	878
Total | Fixed maturity securities | Asset-backed
Financial Assets
Total financial assets		92
Total | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Total financial assets	1,454	2,046
Total | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Total financial assets	8,810	9,206
Total | Fixed maturity securities | Corporate
Financial Assets
Total financial assets	80,469	79,274
Total | Equity securities | Non-redeemable preferred stocks
Financial Assets
Total financial assets	6,908	6,066
Total | Short-term investments
Financial Assets
Total financial assets	2,126	3,111
Total | Assets held in separate accounts
Financial Assets
Total financial assets	11,105	10,939
Level 1
Financial Assets
Total financial assets	10,135	10,965
Financial Liabilities
Liabilities related to separate accounts	8,009	7,854
Level 1 | Fixed maturity securities | United States Government and government agencies and authorities
Financial Assets
Total financial assets	0	0
Level 1 | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Total financial assets	0	0
Level 1 | Fixed maturity securities | Foreign governments
Financial Assets
Total financial assets	0	0
Level 1 | Fixed maturity securities | Asset-backed
Financial Assets
Total financial assets		0
Level 1 | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Total financial assets	0	0
Level 1 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Total financial assets	0	0
Level 1 | Fixed maturity securities | Corporate
Financial Assets
Total financial assets	0	0
Level 1 | Equity securities | Non-redeemable preferred stocks
Financial Assets
Total financial assets	0	0
Level 1 | Short-term investments
Financial Assets
Total financial assets	2,126	3,111
Level 1 | Assets held in separate accounts
Financial Assets
Total financial assets	8,009	7,854
Level 2
Financial Assets
Total financial assets	130,634	129,787
Financial Liabilities
Liabilities related to separate accounts	3,096	3,085
Level 2 | Fixed maturity securities | United States Government and government agencies and authorities
Financial Assets
Total financial assets	797	747
Level 2 | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Total financial assets	30,181	30,454
Level 2 | Fixed maturity securities | Foreign governments
Financial Assets
Total financial assets	403	878
Level 2 | Fixed maturity securities | Asset-backed
Financial Assets
Total financial assets		92
Level 2 | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Total financial assets	1,454	2,046
Level 2 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Total financial assets	8,810	9,206
Level 2 | Fixed maturity securities | Corporate
Financial Assets
Total financial assets	78,986	77,214
Level 2 | Equity securities | Non-redeemable preferred stocks
Financial Assets
Total financial assets	6,907	6,065
Level 2 | Short-term investments
Financial Assets
Total financial assets	0	0
Level 2 | Assets held in separate accounts
Financial Assets
Total financial assets	3,096	3,085
Level 3
Financial Assets
Total financial assets	1,484	2,061
Financial Liabilities
Liabilities related to separate accounts	0	0
Level 3 | Fixed maturity securities | United States Government and government agencies and authorities
Financial Assets
Total financial assets	0	0
Level 3 | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Total financial assets	0	0
Level 3 | Fixed maturity securities | Foreign governments
Financial Assets
Total financial assets	0	0
Level 3 | Fixed maturity securities | Asset-backed
Financial Assets
Total financial assets		0
Level 3 | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Total financial assets	0	0
Level 3 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Total financial assets	0	0
Level 3 | Fixed maturity securities | Corporate
Financial Assets
Total financial assets	1,483	2,060
Level 3 | Equity securities | Non-redeemable preferred stocks
Financial Assets
Total financial assets	1	1
Level 3 | Short-term investments
Financial Assets
Total financial assets	0	0
Level 3 | Assets held in separate accounts
Financial Assets
Total financial assets	$ 0	$ 0

Fair Value Disclosures (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	$ 2,061	$ 1,187
Total losses (realized/unrealized) included in earnings	(11)	(19)
Net unrealized gains included in stockholder's equity	53	92
Sales	(618)	(281)
Net transfers	(1)	1,082
Balance, end of period	1,484	2,061
Transfers from Level 1 to Level 2 financial assets	0
Transfers from Level 2 to Level 1 financial assets	0
Fixed maturity securities | Corporate
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	2,060	1,187
Total losses (realized/unrealized) included in earnings	(11)	(19)
Net unrealized gains included in stockholder's equity	52	91
Sales	(618)	(281)
Net transfers	0	1,082
Balance, end of period	1,483	2,060
Equity securities | Non-redeemable preferred stocks
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	1	0
Total losses (realized/unrealized) included in earnings	0	0
Net unrealized gains included in stockholder's equity	1	1
Sales	0	0
Net transfers	(1)	0
Balance, end of period	$ 1	$ 1

Fair Value Disclosures (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Impairment Charges
Goodwill impairment charges	$ 0	$ 0	$ 790
Fair value disclosure
Cost or Amortized Cost	162,281
Level 3 | Single broker quotes
Fair value disclosure
Cost or Amortized Cost	462	969
Level 3 | Independent and non-binding broker quotes
Fair value disclosure
Cost or Amortized Cost	1,022	1,092
Total
Fair value disclosure
Goodwill	0	0	0
Non-recurring basis | Carrying Value
Fair value disclosure
Goodwill			1,114
Non-recurring basis | Total
Fair value disclosure
Goodwill			$ 324

Fair Value Disclosures (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial assets
Commercial mortgage loans on real estate	$ 27,195	$ 26,275
Policy loans	208	146
Total assets	341,151	334,268	321,565
Financial liabilities
Funds held under reinsurance	92	91
Total liabilities	276,953	276,935	267,379
Fair Value
Financial assets
Commercial mortgage loans on real estate	30,443	28,733
Policy loans	208	146
Total assets	30,651	28,879
Financial liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	3,636	3,486
Funds held under reinsurance	92	91
Total liabilities	3,728	3,577
Level 1
Financial assets
Commercial mortgage loans on real estate	0	0
Policy loans	208	146
Total assets	208	146
Financial liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	0	0
Funds held under reinsurance	92	91
Total liabilities	92	91
Level 2
Financial assets
Commercial mortgage loans on real estate	0	0
Policy loans	0	0
Total assets	0	0
Financial liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	0	0
Funds held under reinsurance	0	0
Total liabilities	0	0
Level 3
Financial assets
Commercial mortgage loans on real estate	30,443	28,733
Policy loans	0	0
Total assets	30,443	28,733
Financial liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	3,636	3,486
Funds held under reinsurance	0	0
Total liabilities	3,636	3,486
Carrying Value
Financial assets
Commercial mortgage loans on real estate	27,195	26,275
Policy loans	208	146
Total assets	27,403	26,421
Financial liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	3,291	3,202
Funds held under reinsurance	92	91
Total liabilities	$ 3,383	$ 3,293

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current and deferred federal tax (benefit) expense
Current expense (benefit)	$ 1,842	$ (432)	$ 3,760
Deferred (benefit) expense	(203)	205	290
Total income tax expense (benefit)	1,639	(227)	4,050
Reconciliation of the federal income tax rate to the company's effective income tax rate
Federal income tax rate (as a percent)	35.00%	35.00%	35.00%
Reconciling items:
Tax exempt interest (as a percent)	(8.90%)	(33.50%)	(2.50%)
Change in valuation allowance (as a percent)	0.00%	(10.30%)	0.10%
Dividends-received deduction (as a percent)	(1.50%)	(7.00%)	(0.80%)
Goodwill impairment (as a percent)	0.00%	0.00%	2.40%
Permanent nondeductible expenses (as a percent)	0.20%	0.90%	0.10%
Other (as a percent)	0.30%	0.20%	0.10%
Effective income tax rate: (as a percent)	25.10%	(14.70%)	34.40%
Reconciliation of the beginning and ending amounts of unrecognized tax benefits
Balance at beginning of year	0
Additions based on tax positions related to the current year	0
Reductions based on tax positions related to the current year	0
Additions for tax positions of prior years	(235)
Reductions for tax positions of prior years	0
Settlements	235
Balance at end of year	0	0
Interest expense
Interest expense related to income tax matters	35
Interest accrued	$ 35	$ 0

Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes
Penalties accrued related to income tax matters	$ 0
Deferred Tax Assets
Deferred gain on disposal of businesses	931	1,083
Investments, net	3,368	3,873
Deferred acquisition costs	951	933
Employee and post-retirement benefits	676	568
Compensation related	8	10
Other	111	86
Total deferred tax asset	6,045	6,553
Less valuation allowance	0	0
Deferred tax asset, net of valuation allowance	6,045	6,553
Deferred Tax Liabilities
Policyholder and separate account reserves	1,921	2,250
Net unrealized appreciation on securities	5,644	4,258
Other	45	418
Total deferred tax liability	7,610	6,926
Net deferred income tax (liability) asset	(1,565)	(373)	(344)
Cumulative valuation allowance against deferred tax assets		0
Decrease in valuation allowance against deferred tax assets	(6,045)
Net operating or capital loss carryforwards	$ 0

Premiums and Accounts Receivable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Premiums and Accounts Receivable
Insurance premiums receivable	$ 1,737	$ 2,094
Other receivables	209	248
Total	$ 1,946	$ 2,342

Stockholder's Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stockholder's Equity
Authorized shares of common stock	100,000	100,000
Par value of shares of common stock (in dollars per share)	$ 20	$ 20
Common stock, shares issued	100,000	100,000
Common stock, shares outstanding	100,000	100,000
Dividends paid	$ 609	$ 4,381	$ 15,000
Capital contribution	$ 0	$ 2,127	$ 0

Statutory Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliations of stockholder's equity
Net income	$ 4,884	$ 1,778	$ 7,728
Reconciliations of stockholder's equity
Total stockholder's equity	64,198	57,333	54,186	60,486
Ordinary dividend declared and paid	609	4,381	15,000
New York Department of Commerce
Reconciliations of stockholder's equity
Based on statutory accounting practices	5,518	1,289	7,840
Deferred acquisition costs	(15)	68	(134)
Deferred and uncollected premiums	1	(3)	(5)
Policy and claim reserves	(914)	367	1,329
Investment valuation difference	(32)	(7)	(211)
Commissions and fees	22	58	96
Deferred taxes	203	(205)	(290)
Deferred gain on disposal of businesses	149	161	2
Goodwill and intangibles	(7)	(5)	(799)
Pension	(309)	(246)	(311)
Reinsurance in unauthorized companies	0	0	0
Interest maintenance reserve, deferral and amortization	268	301	212
Asset valuation reserve	0	0	0
Non-admitted assets and other	0	0	(1)
Net income	4,884	1,778	7,728
Reconciliations of stockholder's equity
Based on statutory accounting practices	46,926	42,059
Deferred acquisition costs	214	229
Deferred and uncollected premiums	33	32
Policy and claim reserves	6,812	7,726
Investment valuation difference	15,621	11,668
Commissions and fees	(7)	(29)
Deferred taxes	(6,462)	(5,298)
Deferred gain on disposal of businesses	(2,659)	(3,095)
Goodwill and intangibles	324	331
Pension	(1,932)	(1,623)
Reinsurance in unauthorized companies	2	0
Interest maintenance reserve, deferral and amortization	544	276
Asset valuation reserve	982	852
Non-admitted assets and other	3,800	4,205
Total stockholder's equity	64,198	57,333	54,186
Ordinary dividend declared and paid	609	4,381	15,000
Minimum dividend as percentage of insurers' surplus to be considered as extraordinary dividend	10.00%
Maximum dividend payable under state regulatory requirements	$ 4,493

Reinsurance (Details ) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 The Hartford and John Hancock Life Insurance Company item	Dec. 31, 2012 A. M. Best ratings of reinsurer, A++ or A+	Dec. 31, 2012 A. M. Best ratings of reinsurer, A or A-	Dec. 31, 2012 Not rated
Reinsurance Recoverables
Ceded future policyholder benefits and expense	$ 133,404	$ 125,542		$ 129,777	$ 3,627	$ 0
Ceded unearned premiums	2,869	3,491		2,712	166	(9)
Ceded claims and benefits payable	28,896	25,704		27,684	690	522
Ceded paid losses	1,611	3,312		147	119	1,345
Total	$ 166,780	$ 158,049	$ 158,779	$ 160,320	$ 4,602	$ 1,858
Number of reinsurers with the largest reinsurance recoverable balances			2

Reinsurance (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effect of reinsurance on premiums earned and benefits incurred
Direct earned premiums and other considerations	$ 34,782	$ 38,772	$ 45,051
Assumed premiums	6,807	9,355	8,727
Ceded premiums	(11,512)	(12,584)	(15,137)
Net amount	30,077	35,543	38,641
Direct policyholder benefits	35,403	48,160	73,773
Assumed Policyholder benefits	4,879	9,620	6,928
Ceded Policyholder benefits	(20,665)	(25,566)	(60,256)
Net policyholder benefits	19,617	32,214	20,445
Long Duration
Effect of reinsurance on premiums earned and benefits incurred
Direct earned premiums and other considerations	9,832	10,175	10,363
Assumed premiums	301	721	0
Ceded premiums	(9,832)	(10,175)	(10,363)
Net amount	301	721	0
Direct policyholder benefits	18,909	20,094	53,892
Assumed Policyholder benefits	600	558	0
Ceded Policyholder benefits	(18,948)	(20,088)	(53,886)
Net policyholder benefits	561	564	6
Short Duration
Effect of reinsurance on premiums earned and benefits incurred
Direct earned premiums and other considerations	24,950	28,597	34,688
Assumed premiums	6,506	8,634	8,727
Ceded premiums	(1,680)	(2,409)	(4,774)
Net amount	29,776	34,822	38,641
Direct policyholder benefits	16,494	28,066	19,881
Assumed Policyholder benefits	4,279	9,062	6,928
Ceded Policyholder benefits	(1,717)	(5,478)	(6,370)
Net policyholder benefits	$ 19,056	$ 31,650	$ 20,439

Reinsurance (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Minimum item	Dec. 31, 2012 The Hartford	Dec. 31, 2011 The Hartford	Dec. 31, 2012 John Hancock	Dec. 31, 2011 John Hancock
Reinsurance Recoverables
Reinsurance recoverables	$ 166,780	$ 158,049		$ 3,604	$ 3,481	$ 155,175	$ 143,077
Number of reinsurer insolvency for making company responsible for administering reinsurance business			1

Reserves (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Claims and Benefits Payable
Future Policy Benefits and Expenses	$ 136,447	$ 125,894
Unearned Premiums	3,256	3,855
Case Reserves	108,385	117,771
Incurred But Not Reported Reserves	7,683	10,659
Life insurance no longer offered
Claims and Benefits Payable
Future Policy Benefits and Expenses	767	979
Unearned Premiums	2	2
Case Reserves	598	623
Incurred But Not Reported Reserves	3	7
FFG, LTC and other disposed businesses
Claims and Benefits Payable
Future Policy Benefits and Expenses	132,614	124,602
Unearned Premiums	2,710	2,755
Case Reserves	21,784	17,711
Incurred But Not Reported Reserves	1,671	1,530
All other
Claims and Benefits Payable
Future Policy Benefits and Expenses	3,066	313
Unearned Premiums	7	13
Case Reserves	242	2,422
Incurred But Not Reported Reserves	138	116
Group term life
Claims and Benefits Payable
Future Policy Benefits and Expenses	0	0
Unearned Premiums	45	40
Case Reserves	8,199	9,772
Incurred But Not Reported Reserves	832	1,632
Group disability
Claims and Benefits Payable
Future Policy Benefits and Expenses	0	0
Unearned Premiums	76	70
Case Reserves	75,895	84,695
Incurred But Not Reported Reserves	3,766	4,250
Medical
Claims and Benefits Payable
Future Policy Benefits and Expenses	0	0
Unearned Premiums	2	2
Case Reserves	775	1,001
Incurred But Not Reported Reserves	40	40
Dental
Claims and Benefits Payable
Future Policy Benefits and Expenses	0	0
Unearned Premiums	104	61
Case Reserves	46	53
Incurred But Not Reported Reserves	493	569
Credit life and disability
Claims and Benefits Payable
Future Policy Benefits and Expenses	0	0
Unearned Premiums	308	912
Case Reserves	846	1,494
Incurred But Not Reported Reserves	727	2,515
Other
Claims and Benefits Payable
Future Policy Benefits and Expenses	0	0
Unearned Premiums	2	0
Case Reserves	0	0
Incurred But Not Reported Reserves	$ 13	$ 0

Reserves (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Group term life
Changes in Company's product lines with the most significant claims and benefits payable balances
Balance at the beginning of the period, gross of reinsurance	$ 11,404	$ 10,322	$ 10,871
Less: Reinsurance ceded and other	(391)	(310)	(217)
Balance at the beginning of the period, net of reinsurance	11,013	10,012	10,654
Incurred loss related to:
Current year	2,366	4,058	2,467
Prior year's interest	418	441	453
Prior year(s)	(866)	(838)	(1,111)
Total incurred losses	1,918	3,661	1,809
Paid losses related to:
Current year	1,486	1,563	1,190
Prior year(s)	2,587	1,097	1,261
Total paid losses	4,073	2,660	2,451
Balance at the end of the period, gross of reinsurance	8,858	11,013	10,012
Plus: Reinsurance ceded and other	173	391	310
Balance at the end of the period, net of reinsurance	9,031	11,404	10,322
Group disability
Changes in Company's product lines with the most significant claims and benefits payable balances
Balance at the beginning of the period, gross of reinsurance	88,945	89,347	99,547
Less: Reinsurance ceded and other	(4,660)	(3,461)	(33,313)
Balance at the beginning of the period, net of reinsurance	84,285	85,886	66,234
Incurred loss related to:
Current year	7,275	11,920	11,802
Prior year's interest	3,806	4,130	3,426
Prior year(s)	(1,670)	835	(7,132)
Total incurred losses	9,411	16,885	8,096
Paid losses related to:
Current year	1,200	2,230	972
Prior year(s)	17,505	16,256	(12,528)
Total paid losses	18,705	18,486	(11,556)
Balance at the end of the period, gross of reinsurance	74,991	84,285	85,886
Plus: Reinsurance ceded and other	4,670	4,660	3,461
Balance at the end of the period, net of reinsurance	$ 79,661	$ 88,945	$ 89,347

Reserves (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Short Duration Contracts
Gross out-of-period adjustments in reserve	$ 411
Net of tax out-of-period adjustments in reserve	267
Group disability
Short Duration Contracts
Short duration contracts, discount rate (as a percent)		4.75%	5.25%
Short duration contracts, liabilities net of reinsurance	74,077	83,392
Short duration contracts, discount	$ 24,038	$ 28,450

Retirement and Other Employee Benefits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Retirement and Other Employee Benefits
Amount expensed under the defined contribution plan	$ 72	$ 60	$ 39
Defined benefit pension plan
Retirement and Other Employee Benefits
Legal obligation for benefits under defined benefit plans	0
Pension costs under the defined benefit plan	297	229	269
Postretirement benefits
Retirement and Other Employee Benefits
Pension costs under the defined benefit plan	$ 13	$ 17	$ 42

Deferred Acquisition Costs (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in deferred acquisition costs
Beginning balance	$ 229	$ 160	$ 295
Costs deferred	462	397	300
Amortization	(477)	(328)	(435)
Ending balance	$ 214	$ 229	$ 160

Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill
Balance at the beginning of the period, goodwill, gross	$ 2,038	$ 2,038	$ 2,038
Balance at the beginning of the period, accumulated impairment loss	(1,714)	(1,714)	(924)
Balance at the beginning of the period, goodwill, net	324	324	1,114
Impairments	0	0	(790)
Balance at the end of the period, goodwill, gross	2,038	2,038	2,038
Balance at the end of the period, accumulated impairment loss	(1,714)	(1,714)	(1,714)
Balance at the end of the period, goodwill, net	$ 324	$ 324	$ 324

Accumulated Other Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income
Reclassification of net realized gains on sales of securities included in net income, net of taxes	$ 229	$ 145	$ 47
Reclassification of net realized losses on sales of securities previously written down included in net income, net of taxes	$ 0	$ (14)	$ 0

Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended						0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Parent and its affiliates	Dec. 31, 2011 Parent and its affiliates	Dec. 31, 2010 Parent and its affiliates	Jul. 02, 2010 USIC	Dec. 31, 2010 USIC
Related Party Transactions
Net fees paid for services provided by the related parties				$ 9,132	$ 7,866	$ 11,895
Release of reserves under commutation							26,920
Cash received under commutation of reinsured business							29,172
Gain on commutation of reinsured business							2,252
Premiums ceded under reinsurance business	11,512	12,584	15,137					67
Initial reinsurance payment received								5,500
USIC initial reinsurance payment to USLIC								$ 1,133

Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies
Rent expense under the operating lease	$ 106	$ 100	$ 264

Schedule I-Summary of Investments Other-Than-Investments in Related Parties (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	$ 142,884
Fair Value	162,281
Amount at which shown in balance sheet	159,033	158,916
Fixed maturity securities
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	106,729
Fair Value	122,114
Amount at which shown in balance sheet	122,114
United States Government and government agencies and authorities
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	540
Fair Value	797
Amount at which shown in balance sheet	797
States, municipalities and political subdivisions
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	26,527
Fair Value	30,181
Amount at which shown in balance sheet	30,181
Foreign governments
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	255
Fair Value	403
Amount at which shown in balance sheet	403
Commercial mortgage-backed
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	1,343
Fair Value	1,454
Amount at which shown in balance sheet	1,454
Residential mortgage-backed
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	7,888
Fair Value	8,810
Amount at which shown in balance sheet	8,810
Corporate
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	70,176
Fair Value	80,469
Amount at which shown in balance sheet	80,469
Non-redeemable preferred stocks
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	6,144
Fair Value	6,908
Amount at which shown in balance sheet	6,908
Commercial mortgage loans on real estate, at amortized cost
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	27,195
Fair Value	30,443
Amount at which shown in balance sheet	27,195
Policy loans
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	208
Fair Value	208
Amount at which shown in balance sheet	208
Short-term investments
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	2,126
Fair Value	2,126
Amount at which shown in balance sheet	2,126
Other investments
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	482
Fair Value	482
Amount at which shown in balance sheet	$ 482

Schedule III-Supplementary Insurance Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule III-Supplementary Insurance Information
Deferred acquisition costs	$ 214	$ 229	$ 160
Future policy benefits and expenses	136,447	125,894	114,393
Unearned premiums	3,256	3,855	5,539
Claims and benefits payable	116,068	128,430	124,115
Premium revenue and other considerations	30,077	35,543	38,641
Net investment income	7,561	8,249	7,891
Benefits claims, losses and settlement expenses	19,617	32,214	20,445
Amortization of deferred policy acquisition costs	477	328	435
Other operating expenses	$ 11,977	$ 10,618	$ 14,147

Schedule IV-Reinsurance (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Premiums:
Direct Amount	$ 34,782	$ 38,772	$ 45,051
Assumed from other companies	6,807	9,355	8,727
Ceded to other companies	11,512	12,584	15,137
Net amount	30,077	35,543	38,641
Percentage of amount assumed to net	22.60%	26.30%	22.60%
Benefits:
Direct Amount	35,403	48,160	73,773
Assumed Policyholder benefits	4,879	9,620	6,928
Less: Reinsurance ceded and other	20,665	25,566	60,256
Net policyholder benefits	19,617	32,214	20,445
Percentage of amount assumed to net	24.90%	29.90%	33.90%
Life Insurance in Force
Life Insurance in Force
Direct amount	1,527,165	1,704,427	1,975,303
Assumed from other Companies	0	0	0
Ceded to other companies	157,762	170,494	232,377
Net amount	1,369,403	1,533,933	1,742,926
Life insurance
Premiums:
Direct Amount	5,908	7,094	9,979
Assumed from other companies	0	0	0
Ceded to other companies	961	1,337	3,195
Net amount	4,947	5,757	6,784
Percentage of amount assumed to net	0.00%	0.00%	0.00%
Benefits:
Direct Amount	4,217	8,621	6,182
Assumed Policyholder benefits	0	0	0
Less: Reinsurance ceded and other	1,653	2,909	3,868
Net policyholder benefits	2,564	5,712	2,314
Percentage of amount assumed to net	0.00%	0.00%	0.00%
Accident and health insurance
Premiums:
Direct Amount	28,874	31,678	35,072
Assumed from other companies	6,807	9,355	8,727
Ceded to other companies	10,551	11,247	11,942
Net amount	25,130	29,786	31,857
Percentage of amount assumed to net	27.10%	31.40%	27.40%
Benefits:
Direct Amount	31,186	39,539	67,591
Assumed Policyholder benefits	4,879	9,620	6,928
Less: Reinsurance ceded and other	19,012	22,657	56,388
Net policyholder benefits	$ 17,053	$ 26,502	$ 18,131
Percentage of amount assumed to net	28.60%	36.30%	38.20%

Schedule V-Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Movement in valuation and qualifying accounts
Balance at Beginning of Year	$ 512	$ 662	$ 500
Charged to Costs and Expenses	0	(150)	162
Charged to Other Accounts	0	0	0
Deductions	0	0	0
Balance at End of Year	512	512	662
Valuation allowance for deferred tax assets
Movement in valuation and qualifying accounts
Balance at Beginning of Year		160	145
Charged to Costs and Expenses		(160)	15
Charged to Other Accounts		0	0
Deductions		0	0
Balance at End of Year		0	160
Valuation allowance for mortgage loans on real estate
Movement in valuation and qualifying accounts
Balance at Beginning of Year	512	502	355
Charged to Costs and Expenses	0	10	147
Charged to Other Accounts	0	0	0
Deductions	0	0	0
Balance at End of Year	$ 512	$ 512	$ 502